UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05931

Nuveen New York Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

NUVEEN Investments

Nuveen Investments
Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report March 31, 2015

NNY
Nuveen New York Municipal Value Fund, Inc.

NYV
Nuveen New York Municipal Value Fund 2

NNP
Nuveen New York Performance Plus Municipal Fund, Inc.

NAN
Nuveen New York Dividend Advantage Municipal Fund

NXK
Nuveen New York Dividend Advantage Municipal Fund 2

NRK
Nuveen New York AMT-Free Municipal Income Fund

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Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Manager’s Comments	5

Fund Leverage	8

Common Share Information	10

Risk Considerations	12

Performance Overview and Holding Summaries	13

Shareholder Meeting Report	19

Portfolios of Investments	20

Statement of Assets and Liabilities	60

Statement of Operations	62

Statement of Changes in Net Assets	63

Statement of Cash Flows	65

Financial Highlights	68

Notes to Financial Statements	76

Additional Fund Information	89

Glossary of Terms Used in this Report	90

Reinvest Automatically, Easily and Conveniently	92

Nuveen Investments	3

Chairman’s Letter to Shareholders

Dear Shareholders,

A pattern of divergence has emerged in the past year. Steady and moderate growth in the U.S. economy helped sustain the stock market’s bull run another year. U.S. bonds also performed well, amid subdued inflation, interest rates that remained unexpectedly low and concerns about the economic well-being of the rest of the world. The stronger domestic economy enabled the U.S. Federal Reserve (Fed) to gradually reduce its large scale bond purchases, known as quantitative easing (QE), without disruption to the markets, as well as begin to set expectations for a transition into tightening mode.

The economic story outside the U.S. continues to improve. Despite the drama over Greece’s debt negotiations, the European economy appears to be stabilizing. Japan is on a moderate recovery path as it emerged from recession late last quarter. China’s economy decelerated and, despite running well above the rate of other major global economies, investors feared it looked slow by China’s standards. Some areas of concern were a surprisingly steep decline in oil prices, the U.S. dollar’s rally and an increase in geopolitical tensions, including the Russia-Ukraine crisis and terrorist attacks across the Middle East and Africa, as well as more recently in Europe.

While a backdrop of healthy economic growth in the U.S. and the continuation of accommodative monetary policy (with the central banks of Japan and Europe stepping in where the Fed has left off) bodes well for the markets, the global outlook has become more uncertain. Indeed, volatility is likely to feature more prominently in the investment landscape going forward. Such conditions underscore the importance of professional investment management. Experienced investment teams have weathered the market’s ups and downs in the past and emerged with a better understanding of the sensitivities of their asset class and investment style, particularly in times of turbulence. We recognize the importance of maximizing gains, while striving to minimize volatility.

And, the same is true for investors like you. Maintaining an appropriate time horizon, diversification and relying on practiced investment teams are among your best strategies for achieving your long-term investment objectives. Additionally, I encourage you to communicate with your financial consultant if you have questions about your investment in a Nuveen Fund. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

William J. Schneider
Chairman of the Board
May 22, 2015

4	Nuveen Investments

Portfolio Manager’s Comments

Nuveen New York Municipal Value Fund, Inc. (NNY)
Nuveen New York Municipal Value Fund 2 (NYV)
Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
Nuveen New York Dividend Advantage Municipal Fund (NAN)
Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)
Nuveen New York AMT-Free Municipal Income Fund (NRK)

These Funds feature portfolio management by Nuveen Asset Management, LLC, an affiliate of Nuveen Investments, Inc. Portfolio manager Scott R. Romans, PhD, discusses key investment strategies and the six-month performance of the Nuveen New York Funds. Scott assumed portfolio management responsibility for these six Funds in 2011.

FUND REORGANIZATIONS

On January 15, 2015, the Funds’ Board of Directors/Trustees approved the following reorganizations for certain New York Funds included in this report (the Target Funds) to create one, larger-state Fund (the Acquiring Fund), and submitted those reorganizations for shareholder approval:

Target Funds	Symbol	Acquiring Fund	Symbol
Nuveen New York Performance Plus Municipal Fund, Inc.	NNP	Nuveen New York Dividend Advantage Municipal Fund	NAN
Nuveen New York Dividend Advantage Municipal Fund 2	NXK

On May 18, 2015 (subsequent to the close of this reporting period), shareholder approval was completed. The reorganization will become effective before the opening of business on June 8, 2015.

See Notes to Financial Statements, Notes 1 — General Information and Significant Accounting Policies, Fund Reorganizations for further information.

What key strategies were used to manage the New York Funds during the six-month reporting period ended March 31, 2015?

A backdrop of supportive technical and fundamental factors helped the municipal market rally in the first half of the reporting period. However, conditions turned more volatile in the second three months. Disappointing economic data, uncertainty about the timeline for the Federal Reserve’s first rate increase, an oversupply of new issuance and seasonal weakness due to tax loss selling led to greater price fluctuations within the municipal market in early 2015. For the period as a whole, municipal bond prices were up modestly, while interest rates were slightly lower. The New York municipal market performed in line with the national market.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch) Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Nuveen Investments	5

Portfolio Manager’s Comments (continued)

During this time, we continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that we believed had the potential to perform well and helped us keep our Funds fully invested. Although trading activity overall was relatively restrained in the Funds during this reporting period, the market’s volatility presented chances to make some opportunistic purchases. During episodes of market weakness, we focused on higher quality issues, buying some higher education and sales tax revenue bonds. Other additions to the Funds during the reporting period included lower rated credits issued for real estate projects. These bonds were part of a large volume of issuance for the reconstruction of Lower Manhattan, which contributed, in part, to a 98% increase in New York’s municipal bond supply in the first three months of 2015 from the same period in 2014. Refunding activity in the state also added to the surge in supply, as falling municipal yields and the flattening of the municipal yield curve relative to the Treasury curve made refunding deals more attractive.

Overall, our emphasis in purchase activity was on relative value and credit quality, rather than sector. That is, when considering the purchase of a lower rated bond or a slightly less liquid issue, we looked carefully at the compensation offered by the bond in question relative to its credit quality and to other opportunities available in the market. All of the additional holdings to the Funds during this reporting period consisted of New York paper.

Cash for purchases during this reporting period was generated primarily by proceeds from called and matured bonds, which we worked to redeploy to keep the Funds fully invested and support their income streams. The call activity was primarily in short term pre-refunded bonds.

As of March 31, 2015, all six of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.

How did the New York Funds perform during the six-month reporting period ended March 31, 2015?

The tables in each Fund’s Performance Overview and Holding Summaries section of this report provide the Funds’ total returns for the six-month, one-year, five-year, ten-year and/or since inception periods ended March 31, 2015. Each Fund’s total returns at net asset value (NAV) are compared with the performance of corresponding market indexes and a Lipper classification average.

For the six months ended March 31, 2015, the total return at common share NAV for the six Funds exceeded the return for the S&P Municipal Bond New York Index and the national S&P Municipal Bond Index. For the same period, all six Funds lagged the average return for the Lipper New York Municipal Debt Funds Classification Average. Shareholders should note that the performance of the Lipper New York Municipal Debt Funds Classification Average represents the overall average of returns for funds that are highly levered, making direct comparisons with NNY and NYV less meaningful.

Key management factors that influenced the Funds’ returns included duration and yield curve positioning, credit exposure and sector allocation. The use of regulatory leverage had a neutral impact on the performance of NNP, NAN, NXK and NRK during this reporting period; NNY and NYV do not use regulatory leverage. Leverage is discussed in more detail in the Fund leverage section of this report.

Given the combination of declining interest rates and a flattening yield curve during this reporting period, municipal bonds with longer maturities generally outperformed those with shorter maturities. Overall, credits with maturities of 15 years or more, especially those at the longest end of the municipal yield curve, outperformed the general municipal market, while bonds at the shortest end of the curve produced the weakest results. In general, the Funds’ durations and yield curve positioning were positive for their performance. Consistent with our long-term strategy, all of these Funds tended to be overweighted in the longer parts of the yield curve that performed best and underweighted in the underperforming shorter end of the curve.

6	Nuveen Investments

During this reporting period, lower rated bonds generally outperformed higher quality bonds, as the municipal market rally continued and investors became more willing to accept risk. All six Funds tended to be underweight in higher rated segments and overweight in the lower rated segments, which was generally beneficial to performance.

Among the municipal market sectors, those backed by revenues, such as health care, tobacco, industrial development revenue (IDR) and higher education, tended to perform well relative to the overall municipal market. Conversely, the tax supported and pre-refunded segments lagged the overall market. As of March 31, 2015, NYV had the heaviest weighting in health care among these Funds. During this reporting period, lower rated tobacco credits backed by the 1998 master tobacco settlement agreement performed well due to these bonds’ longer maturities and lower credit ratings. In addition, several tobacco bond issues were strengthened following the favorable resolution of a dispute over payments by tobacco companies. All six Funds had allocations of tobacco bonds issued by various state and territorial agencies, with NYV having the heaviest weighting in these credits.

In contrast, pre-refunded bonds, which are often backed by U.S. Treasury securities, were among the poorest performing market segments. The underperformance of these bonds relative to the market can be attributed primarily to their shorter effective maturities and higher credit quality. As of March 31, 2015, all of these Funds had holdings of pre-refunded bonds, with NNP having the heaviest allocation of these bonds and NXK the smallest allocation.

We also continue to monitor ongoing economic developments in Puerto Rico for any impact on the Funds’ holdings and performance. Shareholders should note that, as of the end of this reporting period, NYV and NXK had no exposure to Puerto Rico debt, while the other four Funds had allocations of 2.5% or less, all of which was insured. The Puerto Rico credits offered higher yields, added diversification and triple exemption (i.e., exemption from most federal, state and local taxes). However, Puerto Rico’s continued economic weakening, escalating debt service obligations and long-standing inability to deliver a balanced budget led to multiple downgrades on its debt over the past two years. Puerto Rico general obligation debt is rated Caa1/CCC+/B (below investment grade) by Moody’s, S&P and Fitch, respectively, with negative outlooks.

On February 6, 2015 a federal court found Puerto Rico’s Recovery Act to be unconstitutional. Though the Commonwealth is pursuing an appeal of the ruling, the outcome is uncertain. Puerto Rico’s non-voting Representative in Congress recently introduced legislation that would make chapter 9 bankruptcy available to the Commonwealth’s public corporations. A congressional committee hearing was held on February 26, 2015, but the bill has not advanced out of committee.

In light of the evolving economic situation in Puerto Rico, Nuveen’s credit analysis of the Commonwealth had previously considered the possibility of a default and restructuring of public corporations and we adjusted our portfolios to prepare for such an outcome, although no such default or restructuring has occurred to date. The Nuveen complex’s entire exposure to obligations of the government of Puerto Rico and other Puerto Rico issuers totaled 0.37% of assets under management as of March 31, 2015. As of March 31, 2015, the Funds’ limited exposure to Puerto Rico generally was invested in bonds that were insured, pre-refunded (and therefore backed by securities such as U.S. Treasuries), or tobacco settlement bonds. Overall, the small size of our exposures meant that our Puerto Rico holdings had a negligible impact on performance.

Nuveen Investments	7

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of the Funds relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. As mentioned previously, NNY and NYV do not use regulatory leverage. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income, particularly in the recent market environment where short-term market rates are at or near historical lows, meaning that the short-term rates the Fund has been paying on its leveraging instruments have been much lower than the interest the Fund has been earning on its portfolio of long-term bonds that it has bought with the proceeds of that leverage. However, use of leverage also can expose the Fund to additional price volatility. When a Fund uses leverage, the Fund will experience a greater increase in its net asset value if the municipal bonds acquired through the use of leverage increase in value, but it will also experience a correspondingly larger decline in its net asset value if the bonds acquired through leverage decline in value, which will make the Fund’s net asset value more volatile, and its total return performance more variable over time. In addition, income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. Leverage had a positive impact on the performance of the Funds over this reporting period.

As of March 31, 2015, the Funds’ percentages of leverage are as shown in the accompanying table.

	NNY	NYV	NNP	NAN	NXK	NRK
Effective Leverage*	2.68%	5.00%	34.90%	34.81%	33.16%	34.86%
Regulatory Leverage*	0.00%	0.00%	26.93%	28.03%	27.75%	30.82%

*
Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

8	Nuveen Investments

THE FUNDS’ REGULATORY LEVERAGE

As of March 31, 2015, the following Funds have issued and outstanding Institutional MuniFund Term Preferred (iMTP) Shares, Variable Rate MuniFund Term Preferred (VMTP) Shares and/or Variable Rate Demand Preferred (VRDP) Shares as shown in the accompanying table. As mentioned previously, NNY and NYV do not use regulatory leverage.

	iMTP Shares		VMTP Shares		VRDP Shares
	Series	Shares Issued at Liquidation Value	Series	Shares Issued at Liquidation Value	Series	Shares Issued at Liquidation Value	Total
NNP		$—	—	$—	1	$89,000,000	$89,000,000
NAN		$—	2017	$56,000,000	—	$—	$56,000,000
NXK		$—	2017	$38,000,000	—	$—	$38,000,000
NRK	2017	$79,000,000	—	$—	1	$112,300,000
		—	—	—	2	164,800,000
		—	—	—	3	161,700,000
		—	—	—	4	50,000,000
		$79,000,000		$—		$488,800,000	$567,800,000

Refer to the Notes to Financial Statements, Note 1 – General Information and Significant Accounting Policies for further details on iMTP, VMTP and VRDP Shares.

Nuveen Investments	9

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION

The following information regarding the Funds’ distributions is current as of March 31, 2015. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investments value changes.

During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

	Per Common Share Amounts
Ex-Dividend Date	NNY	NYV	NNP	NAN	NXK	NRK
October 2014	$0.0325	$0.0525	$0.0710	$0.0630	$0.0550	$0.0650
November	0.0325	0.0525	0.0710	0.0630	0.0550	0.0650
December	0.0325	0.0525	0.0710	0.0630	0.0550	0.0610
January	0.0325	0.0525	0.0710	0.0630	0.0550	0.0610
February	0.0325	0.0525	0.0710	0.0630	0.0550	0.0610
March 2015	0.0325	0.0525	0.0685	0.0650	0.0580	0.0610

Ordinary Income Distribution*	$0.0001	$0.0104	$0.0014	$—	$0.0003	$0.0007

Market Yield**	4.00%	4.25%	5.58%	5.62%	5.14%	5.60%
Taxable-Equivalent Yield**	5.95%	6.32%	8.30%	8.36%	7.65%	8.33%

*	Distribution paid in December 2014.

**
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.8%. When comparing a Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Each Fund in this report seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if a Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of March 31, 2015, the Funds had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

10	Nuveen Investments

All monthly dividends paid by each Fund during the current reporting period, were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders would have received a notice to that effect. For financial reporting purposes, the composition and per share amounts of each Fund’s dividends for the reporting period are presented in this report’s Statement of Changes in Net Assets and Financial Highlights, respectively. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 — Income Tax Information within the Notes to Financial Statements of this report.

COMMON SHARE REPURCHASES

During August 2014, the Fund’s Board of Directors/Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding shares.

As of March 31, 2015, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their common shares as shown in the accompanying table.

	NNY	NYV	NNP	NAN	NXK	NRK
Common Shares Cumulatively Repurchased and Retired	—	—	27,800	2,500	12,600	6,800
Common Shares Authorized for Repurchase	1,520,000	235,000	1,505,000	925,000	650,000	8,760,000

During the current reporting period, the following Funds repurchased and retired common shares at a weighted average price per common share and a weighted average discount per common share as shown in the accompanying table.

	NAN	NXK
Common Shares Repurchased and Retired	2,500	100
Weighted Average Price per Common Share Repurchased and Retired	$13.39	$13.15
Weighted Average Discount per Common Share Repurchased and Retired	14.44%	14.16%

OTHER COMMON SHARE INFORMATION

As of March 31, 2015, and during the current reporting period, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs as shown in the accompanying table.

	NNY	NYV	NNP	NAN	NXK	NRK
Common Share NAV	$10.13	$16.19	$16.03	$15.52	$15.26	$14.54
Common Share Price	$9.74	$14.84	$14.73	$13.87	$13.55	$13.07
Premium/(Discount) to NAV	(3.85)%	(8.34)%	(8.11)%	(10.63)%	(11.21)%	(10.11)%
6-Month Average Premium/(Discount) to NAV	(3.22)%	(7.92)%	(9.93)%	(12.14)%	(12.82)%	(10.17)%

Nuveen Investments	11

Risk Considerations

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment, Price and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the municipal securities owned by the Fund, which generally trade in the over-the-counter markets. Shares of closed-end investment companies like these Funds frequently trade at a discount to their net asset value (NAV). Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful. Certain aspects of the recently adopted Volcker Rule may limit the availability of tender option bonds, which are used by the Funds for leveraging and duration management purposes. The effects of this new Rule, expected to take effect in mid-2015, may make it more difficult for a Fund to maintain current or desired levels of leverage and may cause the Fund to incur additional expenses to maintain its leverage.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Inverse Floater Risk. The Funds invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a Fund’s exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that the Fund could lose more than its original principal investment.

Municipal Bond Market Liquidity Risk. Inventories of municipal bonds held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease a Fund’s ability to buy or sell bonds, and increase bond price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease a Fund’s ability to buy or sell bonds. As a result, the Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance. If the Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and hurt performance.

12	Nuveen Investments

NNY
Nuveen New York Municipal Value Fund, Inc.
Performance Overview and Holding Summaries as of March 31, 2015

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of March 31, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NNY at Common Share NAV	2.44%	7.33%	5.00%	4.65%
NNY at Common Share Price	2.31%	7.34%	4.42%	4.85%
S&P Municipal Bond New York Index	2.29%	6.53%	4.94%	4.82%
S&P Municipal Bond Index	2.29%	6.60%	5.26%	4.84%
Lipper New York Municipal Debt Funds Classification Average	3.91%	11.98%	7.09%	5.33%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	100.1%
Other Assets Less Liabilities	2.0%
Net Assets Plus Floating Rate Obligations	102.1%
Floating Rate Obligations	(2.1)%
Net Assets	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	23.8%
Education and Civic Organizations	17.1%
Transportation	14.6%
Utilities	11.2%
Health Care	8.5%
Tax Obligation/General	6.1%
U.S. Guaranteed	5.8%
Other	12.9%
Total	100%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	25.1%
AA	39.6%
A	9.2%
BBB	7.2%
BB or Lower	11.8%
N/R (not rated)	7.1%
Total	100%

Nuveen Investments	13

NYV
Nuveen New York Municipal Value Fund 2
Performance Overview and Holding Summaries as of March 31, 2015

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of March 31, 2015

	Cumulative	Average Annual
				Since
	6-Month	1-Year	5-Year	Inception1
NYV at Common Share NAV	3.63%	8.49%	5.27%	6.71%
NYV at Common Share Price	5.02%	10.90%	4.69%	4.62%
S&P Municipal Bond New York Index	2.29%	6.53%	4.94%	5.56%
S&P Municipal Bond Index	2.29%	6.60%	5.26%	5.88%
Lipper New York Municipal Debt Funds Classification Average	3.91%	11.98%	7.09%	5.97%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Municipal Bonds	98.6%
Other Assets Less Liabilities	1.4%
Net Assets	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	28.1%
Education and Civic Organizations	15.1%
Health Care	13.4%
Transportation	12.2%
Housing/Multifamily	8.2%
U.S. Guaranteed	6.0%
Utilities	5.4%
Other	11.6%
Total	100%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	27.8%
AA	32.5%
A	17.8%
BBB	8.7%
BB or Lower	7.5%
N/R (not rated)	5.7%
Total	100%

1 Since inception returns are from 4/28/09.

14	Nuveen Investments

NNP
Nuveen New York Performance Plus Municipal Fund, Inc.
Performance Overview and Holding Summaries as of March 31, 2015

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of March 31, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NNP at Common Share NAV	3.84%	10.66%	6.62%	5.76%
NNP at Common Share Price	8.87%	11.92%	6.74%	6.21%
S&P Municipal Bond New York Index	2.29%	6.53%	4.94%	4.82%
S&P Municipal Bond Index	2.29%	6.60%	5.26%	4.84%
Lipper New York Municipal Debt Funds Classification Average	3.91%	11.98%	7.09%	5.33%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	142.2%
Common Stocks	1.7%
Other Assets Less Liabilities	2.2%
Net Assets Plus Floating Rate Obligations & VRDP Shares, at Liquidation Value	146.1%
Floating Rate Obligations	(9.2)%
VRDP Shares, at Liquidation Value	(36.9)%
Net Assets	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	20.0%
Education and Civic Organizations	17.7%
U.S. Guaranteed	12.4%
Utilities	9.8%
Health Care	8.2%
Tax Obligation/General	8.2%
Transportation	6.8%
Other	16.9%
Total	100%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	27.1%
AA	38.2%
A	12.3%
BBB	6.4%
BB or Lower	9.7%
N/R (not rated)	5.2%
N/A (not applicable)	1.1%
Total	100%

Nuveen Investments	15

NAN
Nuveen New York Dividend Advantage Municipal Fund
Performance Overview and Holding Summaries as of March 31, 2015

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of March 31, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NAN at Common Share NAV	3.54%	10.68%	6.75%	5.72%
NAN at Common Share Price	6.97%	10.23%	6.41%	5.38%
S&P Municipal Bond New York Index	2.29%	6.53%	4.94%	4.82%
S&P Municipal Bond Index	2.29%	6.60%	5.26%	4.84%
Lipper New York Municipal Debt Funds Classification Average	3.91%	11.98%	7.09%	5.33%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	144.8%
Other Assets Less Liabilities	2.0%
Net Assets Plus Floating Rate Obligations & VMTP Shares, at Liquidation Value	146.8%
Floating Rate Obligations	(7.8)%
VMTP Shares, at Liquidation Value	(39.0)%
Net Assets	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	19.4%
Transportation	14.0%
Education and Civic Organizations	12.9%
Tax Obligation/General	11.5%
Utilities	9.0%
Health Care	8.1%
U.S. Guaranteed	4.8%
Financials	4.5%
Other	15.8%
Total	100%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	18.8%
AA	43.0%
A	13.7%
BBB	5.5%
BB or Lower	10.4%
N/R (not rated)	8.6%
Total	100%

16	Nuveen Investments

NXK
Nuveen New York Dividend Advantage Municipal Fund 2
Performance Overview and Holding Summaries as of March 31, 2015

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of March 31, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NXK at Common Share NAV	3.14%	9.87%	6.12%	5.56%
NXK at Common Share Price	5.47%	8.93%	5.38%	5.26%
S&P Municipal Bond New York Index	2.29%	6.53%	4.94%	4.82%
S&P Municipal Bond Index	2.29%	6.60%	5.26%	4.84%
Lipper New York Municipal Debt Funds Classification Average	3.91%	11.98%	7.09%	5.33%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	146.2%
Other Assets Less Liabilities	1.7%
Net Assets Plus Floating Rate Obligations & VMTP Shares, at Liquidation Value	147.9%
Floating Rate Obligations	(9.5)%
VMTP Shares, at Liquidation Value	(38.4)%
Net Assets	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	30.2%
Education and Civic Organizations	18.4%
Transportation	11.3%
Utilities	9.9%
Health Care	6.6%
Tax Obligation/General	5.0%
Other	18.6%
Total	100%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	30.3%
AA	29.8%
A	14.2%
BBB	6.3%
BB or Lower	11.3%
N/R (not rated)	8.1%
Total	100%

Nuveen Investments	17

NRK
Nuveen New York AMT-Free Municipal Income Fund
Performance Overview and Holding Summaries as of March 31, 2015

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of March 31, 2015

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NRK at Common Share NAV	3.67%	10.69%	4.80%	5.01%
NRK at Common Share Price	5.06%	8.64%	4.17%	5.23%
S&P Municipal Bond New York Index	2.29%	6.53%	4.94%	4.82%
S&P Municipal Bond Index	2.29%	6.60%	5.26%	4.84%
Lipper New York Municipal Debt Funds Classification Average	3.91%	11.98%	7.09%	5.33%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	148.5%
Other Assets Less Liabilities	1.6%
Net Assets Plus Floating Rate Obligations, iMTP Shares, at Liquidation Value & VRDP Shares, at Liquidation Value	150.1%
Floating Rate Obligations	(5.5)%
iMTP Shares, at Liquidation Value	(6.2)%
VRDP Shares, at Liquidation Value	(38.4)%
Net Assets	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	36.2%
Education and Civic Organizations	18.0%
Utilities	9.3%
Transportation	8.6%
U.S. Guaranteed	6.0%
Health Care	5.8%
Tax Obligation/General	5.3%
Water and Sewer	5.3%
Other	5.5%
Total	100%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	27.5%
AA	49.9%
A	10.3%
BBB	3.4%
BB or Lower	6.8%
N/R (not rated)	2.1%
Total	100%

18	Nuveen Investments

Shareholder Meeting Report

The annual meeting of shareholders was held in the offices of Nuveen Investments on March 26, 2015 for NRK, NYV and NNY; at this meeting the shareholders were asked to elect Board Members.

	NRK		NYV	NNY
	Common and
	Preferred shares
	voting together	Preferred	Common	Common
	as a class	Shares	Shares	Shares
Approval of the Board Members was reached as follows:
Jack B. Evans
For	73,601,555	—	2,096,807	12,887,905
Withhold	3,708,049	—	110,380	234,689
Total	77,309,604	—	2,207,187	13,122,594
William C. Hunter
For	—	14,548	—	—
Withhold	—	1,055	—	—
Total	—	15,603	—	—
William J. Schneider
For	—	14,548	2,079,841	12,893,276
Withhold	—	1,055	127,346	229,318
Total	—	15,603	2,207,187	13,122,594
Thomas S. Schreier
For	73,787,407	—	2,122,399	12,887,735
Withhold	3,522,197	—	84,788	234,859
Total	77,309,604	—	2,207,187	13,122,594

Nuveen Investments	19

NNY
Nuveen New York Municipal Value Fund, Inc.
	Portfolio of Investments	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.1% (100.0% of Total Investments)
	MUNICIPAL BONDS – 100.1% (100.0% of Total Investments)
	Consumer Discretionary – 1.5% (1.5% of Total Investments)
$275	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB	$279,007
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	N/R	2,037,828
2,225	Total Consumer Discretionary			2,316,835
	Consumer Staples – 2.2% (2.2% of Total Investments)
500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	6/16 at 100.00	B	500,080
875	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35	6/16 at 100.00	B	752,570
85	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/15 at 100.00	A1	85,134
705	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/15 at 100.00	A1	705,155
35	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	6/15 at 100.00	A1	34,997
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
705	4.750%, 6/01/22	6/16 at 100.00	BBB–	711,014
345	5.000%, 6/01/26	6/16 at 100.00	BB–	347,125
240	5.125%, 6/01/42	6/16 at 100.00	B	206,878
3,490	Total Consumer Staples			3,342,953
	Education and Civic Organizations – 17.1% (17.1% of Total Investments)
275	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	284,259
415	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	B+	371,188
1,350	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40	1/20 at 100.00	BBB–	1,595,821
750	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	B	778,267
	Build New York City Resource Corporation, New York, Revenue Bonds, City University of New York – Queens College, Q Student Residences, LLC Project, Refunding Series 2014A:
1,000	5.000%, 6/01/38	6/24 at 100.00	Aa2	1,150,990
1,250	5.000%, 6/01/43	6/24 at 100.00	Aa2	1,430,150
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	92,691
1,175	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	N/R	1,212,236
415	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A–	468,448
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	AA–	1,175,540
505	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	510,510
525	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	602,149

20	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$280	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Ba1	$301,904
2,170	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Refunding, Series 2007-A1, 5.000%, 8/01/46	8/17 at 100.00	Ba1	2,188,879
300	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	A	339,798
880	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB	991,769
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher College, Series 2011:
1,000	6.000%, 6/01/30	6/21 at 100.00	BBB+	1,136,340
1,000	6.000%, 6/01/34	6/21 at 100.00	BBB+	1,127,480
3,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2011B, 5.000%, 7/01/41	7/21 at 100.00	AA–	3,330,450
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
1,500	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	1,546,815
1,175	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,204,892
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
1,610	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	1,629,787
800	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	AA–	836,408
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	182,639
1,345	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011, 5.375%, 7/01/41 – AGM Insured	1/21 at 100.00	A2	1,506,077
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	334,377
24,280	Total Education and Civic Organizations			26,329,864
	Financials – 1.4% (1.4% of Total Investments)
1,705	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2007, 5.500%, 10/01/37	No Opt. Call	A	2,131,830
	Health Care – 8.5% (8.5% of Total Investments)
1,005	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	6/15 at 100.00	AA–	1,008,990
995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York Hospital Medical Center of Queens, Series 2007, 4.650%, 8/15/27	2/17 at 100.00	N/R	1,053,456
700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	6/15 at 100.00	AA–	702,723
350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.000%, 7/01/26	7/20 at 100.00	A	395,545
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
1,060	6.500%, 12/01/21	12/18 at 100.00	Ba1	1,207,425
565	6.125%, 12/01/29	12/18 at 100.00	Ba1	625,952
1,155	6.250%, 12/01/37	12/18 at 100.00	Ba1	1,271,909
2,350	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2006-1, 5.000%, 7/01/35	7/16 at 100.00	AA	2,471,589
90	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	6/15 at 100.00	AA	90,572
2,100	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2011A, 6.000%, 7/01/40	7/20 at 100.00	A–	2,457,168

Nuveen Investments	21

NNY	Nuveen New York Municipal Value Fund, Inc.
	Portfolio of Investments (continued)	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30	6/15 at 100.00	BB	$290,310
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
280	5.250%, 2/01/27	2/17 at 100.00	BB+	287,269
260	5.500%, 2/01/32	2/17 at 100.00	BB+	265,912
295	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28	7/21 at 100.00	BBB+	326,347
500	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/15 at 100.00	B+	500,945
155	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001B, 7.125%, 7/01/31	6/15 at 100.00	B+	155,293
12,150	Total Health Care			13,111,405
	Housing/Multifamily – 1.7% (1.7% of Total Investments)
255	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	4/15 at 100.00	AA	255,826
1,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2009C-1, 5.500%, 11/01/34	5/19 at 100.00	AA+	1,100,790
1,250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2009M, 5.150%, 11/01/45	5/19 at 100.00	AA+	1,316,125
2,505	Total Housing/Multifamily			2,672,741
	Industrials – 1.7% (1.7% of Total Investments)
100	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	N/R	108,422
2,350	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	2,482,751
2,450	Total Industrials			2,591,173
	Long-Term Care – 1.8% (1.8% of Total Investments)
435	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	476,047
270	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Ba3	276,429
135	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005, 5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	135,196
610	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc. Project, Series 2006A, 6.000%, 11/15/36	11/16 at 100.00	N/R	621,779
50	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19	7/15 at 100.00	N/R	50,114
195	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16	7/15 at 100.00	N/R	195,948
640	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.500%, 7/01/18	7/16 at 101.00	N/R	636,826
235	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23	7/16 at 101.00	N/R	176,798
225	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23	7/16 at 101.00	N/R	224,118
2,795	Total Long-Term Care			2,793,255
	Tax Obligation/General – 6.2% (6.1% of Total Investments)
4,760	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	5,311,446
1,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	1,197,170

22	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$35	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 – SYNCORA GTY Insured	9/15 at 100.00	AA	$35,708
2,765	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	2,932,725
8,560	Total Tax Obligation/General			9,477,049
	Tax Obligation/Limited – 23.8% (23.8% of Total Investments)
395	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A, 5.250%, 7/01/24 – CIFG Insured	7/15 at 100.00	AA	399,910
	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1993A:
820	5.750%, 7/01/18	No Opt. Call	AA	887,839
1,400	6.000%, 7/01/20	No Opt. Call	AA	1,655,262
2,290	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D, 5.000%, 2/15/37	No Opt. Call	AAA	2,642,339
6,540	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A, 5.000%, 3/15/44	No Opt. Call	AAA	7,596,733
1,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B, 5.000%, 11/15/34	11/19 at 100.00	AA	1,721,910
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	7/15 at 100.00	A–	561,736
1,200	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA	1,282,308
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2009-S5, 5.250%, 1/15/39	1/19 at 100.00	AA	1,689,105
1,680	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	1,927,985
1,225	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35	2/24 at 100.00	AAA	1,418,464
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015 Series A-1, 5.000%, 8/01/32	8/24 at 100.00	AAA	2,352,820
2,100	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	2,313,864
865	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA+	885,535
1,175	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA+	1,285,591
2,450	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB) (4)	No Opt. Call	AA+	2,936,080
600	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.875%, 1/01/21	No Opt. Call	AA	726,360
20,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/43 – NPFG Insured	No Opt. Call	AA–	3,070,000
1,000	Sales Tax Asset Receivable Corporation of New York City, New York, Sales Tax Asset Revenue Bonds, Fiscal 2015 Series A, 5.000%, 10/15/29	10/24 at 100.00	AAA	1,221,440
49,300	Total Tax Obligation/Limited			36,575,281
	Transportation – 14.6% (14.6% of Total Investments)
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2008A, 5.250%, 11/15/36	11/17 at 100.00	AA–	3,275,610
3,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012E, 5.000%, 11/15/42	No Opt. Call	AA–	3,928,050
1,100	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/31	11/23 at 100.00	AA–	1,275,978

Nuveen Investments	23

NNY	Nuveen New York Municipal Value Fund, Inc.
	Portfolio of Investments (continued)	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B, 5.250%, 11/15/38	5/24 at 100.00	AA–	$2,337,600
1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46 (5)	10/17 at 102.00	N/R	536,250
1,600	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/15 at 100.00	BB	1,603,616
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/15 at 100.50	N/R	1,027,260
700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	724,920
1,000	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue Airways Corporation Project, Series 2006, 5.125%, 5/15/30 (Alternative Minimum Tax)	6/15 at 100.00	B	1,000,380
660	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	736,705
325	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 18.172%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA	444,197
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013:
1,000	5.000%, 6/01/33	12/23 at 100.00	AA–	1,168,220
1,575	5.000%, 12/01/43	12/23 at 100.00	AA–	1,811,171
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
225	6.500%, 12/01/28	12/15 at 100.00	BBB	233,599
1,160	6.000%, 12/01/36	12/20 at 100.00	BBB	1,372,558
780	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	AA–	948,667
21,125	Total Transportation			22,424,781
	U.S. Guaranteed – 5.8% (5.8% of Total Investments) (6)
990	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series 2008D, 5.750%, 11/15/27 (Pre-refunded 11/15/17)	11/17 at 100.00	A3 (6)	1,118,977
1,825	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31 (Pre-refunded 8/15/15)	8/15 at 100.00	N/R (6)	1,857,175
870	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk County Issue, Series 1986, 7.375%, 7/01/16 (ETM)	No Opt. Call	Aaa	913,265
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35 (Pre-refunded 10/01/15)	10/15 at 100.00	A (6)	271,400
1,690	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, New York Housing Authority Program, Series 2005A, 5.000%, 7/01/25 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AA+ (6)	1,710,331
1,965	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 (Pre-refunded 9/01/15) – SYNCORA GTY Insured	9/15 at 100.00	Aa2 (6)	2,004,320
30	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25 (Pre-refunded 8/01/16)	8/16 at 100.00	N/R (6)	31,877
	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A:
75	5.000%, 3/15/36 (Pre-refunded 9/15/15)	9/15 at 100.00	N/R (6)	76,652
765	5.000%, 3/15/36 (Pre-refunded 9/15/15)	9/15 at 100.00	AAA	781,845
135	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/21 (Pre-refunded 10/01/15) – AMBAC Insured	10/15 at 100.00	N/R (6)	138,260
8,610	Total U.S. Guaranteed			8,904,102

24	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 11.2% (11.2% of Total Investments)
$1,000	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	$1,147,270
90	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	100,409
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	1,571,145
1,500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AA–	1,569,720
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A–	261,640
135	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A–	151,467
400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38	5/21 at 100.00	A–	443,936
1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A, 5.000%, 9/01/37	No Opt. Call	A–	1,380,962
1,000	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	6/15 at 100.00	A–	1,003,950
2,490	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB+	2,592,090
25	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa1	25,755
495	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	7/15 at 100.00	N/R	495,129
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
4,440	5.000%, 12/15/34	12/23 at 100.00	AAA	5,227,390
1,100	5.000%, 12/15/41	12/23 at 100.00	AAA	1,285,768
15,675	Total Utilities			17,256,631
	Water and Sewer – 2.6% (2.6% of Total Investments)
1,000	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds Master Financing, Series 2012B, 5.000%, 2/15/42	2/22 at 100.00	AAA	1,137,640
2,500	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds Master Financing, Series 2013B, 5.000%, 5/15/43	5/23 at 100.00	AAA	2,898,000
3,500	Total Water and Sewer			4,035,640
$158,370	Total Long-Term Investments (cost $144,386,537)			153,963,540
	Floating Rate Obligations – (2.1)%			(3,255,000)
	Other Assets Less Liabilities – 2.0%			3,111,934
	Net Assets Applicable to Common Shares – 100%			$153,820,474

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	25

NYV
Nuveen New York Municipal Value Fund 2
	Portfolio of Investments	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.6% (100.0% of Total Investments)
	MUNICIPAL BONDS – 98.6% (100.0% of Total Investments)
	Consumer Staples – 4.5% (4.6% of Total Investments)
$1,350	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	$1,727,096
	Education and Civic Organizations – 14.9% (15.1% of Total Investments)
1,200	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	B+	1,073,316
330	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 6.000%, 12/01/19	No Opt. Call	B	340,847
100	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A–	112,879
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	Aa2	1,086,430
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	Aa1	1,151,480
100	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013, 5.000%, 9/01/38	9/23 at 100.00	A	113,740
4,895	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 0.000%, 3/01/40 – AGC Insured	No Opt. Call	AA	1,794,409
8,625	Total Education and Civic Organizations			5,673,101
	Financials – 1.0% (1.0% of Total Investments)
300	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2007, 5.500%, 10/01/37	No Opt. Call	A	375,102
	Health Care – 13.2% (13.4% of Total Investments)
50	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.000%, 7/01/26	7/20 at 100.00	A	56,507
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
285	6.500%, 12/01/21	12/18 at 100.00	Ba1	324,638
140	6.125%, 12/01/29	12/18 at 100.00	Ba1	155,103
245	6.250%, 12/01/37	12/18 at 100.00	Ba1	269,799
1,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2006B, 5.000%, 11/01/34	11/16 at 100.00	A3	1,586,445
1,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2009A, 5.500%, 5/01/37	5/19 at 100.00	A	1,687,890
725	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	795,267
160	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001B, 7.125%, 7/01/31	6/15 at 100.00	B+	160,302
4,605	Total Health Care			5,035,951
	Housing/Multifamily – 8.1% (8.2% of Total Investments)
1,500	New York City Housing Development Corporation, New York, FNMA Backed Progress of Peoples Development Multifamily Rental Housing Revenue Bonds, Series 2005B, 4.950%, 5/15/36 (Alternative Minimum Tax)	11/15 at 100.00	AA+	1,539,000
1,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009A, 5.250%, 11/01/41	5/19 at 100.00	Aa2	1,058,600
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B, 4.500%, 11/01/29	5/19 at 100.00	Aa2	471,514
2,950	Total Housing/Multifamily			3,069,114

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Industrials – 1.7% (1.7% of Total Investments)
$25	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	N/R	$27,106
580	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	612,764
605	Total Industrials			639,870
	Long-Term Care – 0.4% (0.4% of Total Investments)
150	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc. Project, Series 2006A, 6.000%, 11/15/36	11/16 at 100.00	N/R	152,897
	Tax Obligation/General – 1.2% (1.2% of Total Investments)
400	Yonkers, New York, General Obligation Bonds, Series 2011A, 5.000%, 10/01/24 – AGM Insured	10/21 at 100.00	AA	460,944
	Tax Obligation/Limited – 27.7% (28.1% of Total Investments)
1,200	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Education Series 2009A, 5.000%, 3/15/38	3/19 at 100.00	AAA	1,353,612
560	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2013A, 5.000%, 2/15/43	2/23 at 100.00	AAA	636,944
1,800	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A, 5.000%, 3/15/44	No Opt. Call	AAA	2,090,844
1,200	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	1,330,512
1,710	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	1,815,319
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2009-S5, 5.250%, 1/15/39	1/19 at 100.00	AA	1,689,105
300	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35	2/24 at 100.00	AAA	347,379
25	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C, 5.500%, 11/01/35	11/20 at 100.00	AAA	29,995
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 09-6W, 13.502%, 3/15/37 (IF) (4)	3/17 at 100.00	AAA	1,225,530
9,295	Total Tax Obligation/Limited			10,519,240
	Transportation – 12.0% (12.2% of Total Investments)
1,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	1,119,020
	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
185	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	194,868
500	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	545,460
2,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.750%, 10/01/37 (5)	10/17 at 100.00	N/R	715,000
155	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	173,014
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
180	6.500%, 12/01/28	12/15 at 100.00	BBB	186,880
140	6.000%, 12/01/36	12/20 at 100.00	BBB	165,654
1,325	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2008A, 5.000%, 11/15/33	5/18 at 100.00	AA–	1,464,721
5,485	Total Transportation			4,564,617
	U.S. Guaranteed – 5.9% (6.0% of Total Investments) (6)
290	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011, 6.000%, 11/15/25 (Pre-refunded 11/15/20)	11/20 at 100.00	A3 (6)	362,616
700	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.000%, 8/01/24 (Pre-refunded 8/01/16)	8/16 at 100.00	N/R (6)	743,008

Nuveen Investments	27

NYV	Nuveen New York Municipal Value Fund 2
	Portfolio of Investments (continued)	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$1,010	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37 (Pre-refunded 7/01/17)	7/17 at 100.00	A3 (6)	$1,121,443
2,000	Total U.S. Guaranteed			2,227,067
	Utilities – 5.3% (5.4% of Total Investments)
25	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	27,891
285	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A–	319,764
605	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB+	629,805
905	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE, 5.000%, 12/15/41	12/23 at 100.00	AAA	1,057,836
1,820	Total Utilities			2,035,296
	Water and Sewer – 2.7% (2.7% of Total Investments)
900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	1,022,904
$38,485	Total Long-Term Investments (cost $32,717,245)			37,503,199
	Other Assets Less Liabilities – 1.4%			531,657
	Net Assets Applicable to Common Shares – 100%			$38,034,856

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

28	Nuveen Investments

NNP
Nuveen New York Performance Plus Municipal Fund, Inc.
	Portfolio of Investments	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 143.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 142.2% (98.8% of Total Investments)
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
$685	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB	$694,980
	Consumer Staples – 3.2% (2.2% of Total Investments)
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	6/16 at 100.00	B	1,000,160
1,450	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35	6/16 at 100.00	B	1,247,116
175	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/15 at 100.00	A1	175,277
470	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/15 at 100.00	A1	470,103
90	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	6/15 at 100.00	A1	89,992
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,855	4.750%, 6/01/22	6/16 at 100.00	BBB–	1,870,823
930	5.000%, 6/01/26	6/16 at 100.00	BB–	935,729
500	5.000%, 6/01/34	6/16 at 100.00	B	460,015
1,580	5.125%, 6/01/42	6/16 at 100.00	B	1,361,944
8,050	Total Consumer Staples			7,611,159
	Education and Civic Organizations – 25.5% (17.7% of Total Investments)
655	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	677,054
925	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	B+	827,348
1,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43	1/20 at 100.00	BBB–	1,186,240
1,630	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	B	1,691,435
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	92,691
2,815	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	N/R	2,904,207
2,120	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/20 – AMBAC Insured	No Opt. Call	AA–	2,534,121
870	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A–	982,047
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured	No Opt. Call	AA–	1,166,780
1,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	1,228,256
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2012A, 5.000%, 7/01/37	7/22 at 100.00	Aa2	1,147,290
2,615	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2013A, 5.000%, 7/01/27	7/23 at 100.00	Aa3	3,115,668

Nuveen Investments	29

NNP	Nuveen New York Performance Plus Municipal Fund, Inc.
	Portfolio of Investments (continued)	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$2,500	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	$2,877,950
2,100	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.250%, 7/01/29	7/19 at 100.00	Baa2	2,291,499
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	1,003,581
5,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	5,448,550
290	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A, 5.000%, 7/01/39	7/19 at 100.00	AA–	327,738
7,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	Aa1	8,060,360
640	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Ba1	690,067
3,880	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Refunding, Series 2007-A1, 5.000%, 8/01/46	8/17 at 100.00	Ba1	3,913,756
630	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013, 5.000%, 9/01/38	9/23 at 100.00	A	716,562
1,885	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB	2,124,414
1,260	Madison County Capital Resource Corporation, New York, Revenue Bonds, Colgate University Project, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	AA	1,435,329
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
2,515	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	2,593,493
2,300	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	2,358,512
400	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	412,140
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
3,855	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	3,902,378
1,000	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	AA–	1,045,510
420	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	451,227
1,750	St. Lawrence County Industrial Development Agency Civic Development Corporation, New York, Revenue Bonds, Clarkson University Project, Series 2012A, 5.000%, 9/01/41	3/22 at 100.00	A3	1,946,315
1,425	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	1,588,291
660	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence College Project, Series 2001A Remarketed, 6.000%, 6/01/41	6/19 at 100.00	BBB	755,086
56,320	Total Education and Civic Organizations			61,495,895
	Financials – 4.7% (3.2% of Total Investments)
6,495	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	7,869,537
2,740	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2007, 5.500%, 10/01/37	No Opt. Call	A	3,425,932
9,235	Total Financials			11,295,469
	Health Care – 11.9% (8.2% of Total Investments)
1,235	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	6/15 at 100.00	AA–	1,239,903
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	6/15 at 100.00	AA–	1,706,613

30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.000%, 7/01/26	7/20 at 100.00	A	$395,546
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
2,210	6.500%, 12/01/21	12/18 at 100.00	Ba1	2,517,367
1,205	6.125%, 12/01/29	12/18 at 100.00	Ba1	1,334,995
2,495	6.250%, 12/01/37	12/18 at 100.00	Ba1	2,747,544
5,590	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2006, 5.000%, 7/01/35 (UB)	7/16 at 100.00	AA	5,879,227
170	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	6/15 at 100.00	AA	171,081
1,800	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2005A, 5.000%, 11/01/34	11/16 at 100.00	A	1,903,734
3,750	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2011A, 6.000%, 7/01/40	7/20 at 100.00	A–	4,387,800
500	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest System Inc, Series 2010A, 5.750%, 7/01/30	7/20 at 100.00	A–	585,370
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
710	5.250%, 2/01/27	2/17 at 100.00	BB+	728,432
625	5.500%, 2/01/32	2/17 at 100.00	BB+	639,213
2,730	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28	7/21 at 100.00	BBB+	3,020,090
1,100	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/15 at 100.00	B+	1,102,079
290	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001B, 7.125%, 7/01/31	6/15 at 100.00	B+	290,548
26,460	Total Health Care			28,649,542
	Housing/Multifamily – 2.5% (1.8% of Total Investments)
5	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2002A, 5.500%, 11/01/34 (Alternative Minimum Tax)	6/15 at 100.00	AA+	5,013
345	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010D-1A, 5.000%, 11/01/42	5/20 at 100.00	AA+	364,617
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	2,067,860
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2010A, 5.000%, 11/01/42	5/20 at 100.00	Aa2	2,119,420
690	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	710,686
830	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)	8/15 at 100.00	Aa1	832,158
5,870	Total Housing/Multifamily			6,099,754
	Industrials – 2.3% (1.6% of Total Investments)
220	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	N/R	238,528
5,020	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	5,303,580
5,240	Total Industrials			5,542,108

Nuveen Investments	31

NNP	Nuveen New York Performance Plus Municipal Fund, Inc.
	Portfolio of Investments (continued)	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 3.5% (2.4% of Total Investments)
$1,070	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	$1,170,965
645	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Ba3	660,357
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	50,113
425	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	425,616
1,615	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.500%, 8/01/33	8/16 at 101.00	N/R	1,643,747
1,295	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc. Project, Series 2006A, 6.000%, 11/15/36	11/16 at 100.00	N/R	1,320,006
65	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19	7/15 at 100.00	N/R	65,148
495	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16	7/15 at 100.00	N/R	497,406
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
1,525	5.500%, 7/01/18	7/16 at 101.00	N/R	1,517,436
755	5.800%, 7/01/23	7/16 at 101.00	N/R	752,040
340	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23	7/16 at 101.00	N/R	255,792
8,280	Total Long-Term Care			8,358,626
	Tax Obligation/General – 11.7% (8.2% of Total Investments)
10,000	New York City, New York, General Obligation Bonds, Fiscal 2007 Series D-1, 5.125%, 12/01/26 (UB)	12/17 at 100.00	AA	11,152,800
400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	459,740
3,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	3,591,510
5,000	New York City, New York, General Obligation Bonds, Fiscal 2015 Series B, 5.000%, 8/01/30	8/24 at 100.00	AA	5,888,800
5	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	6/15 at 100.00	AA	5,021
50	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 – SYNCORA GTY Insured	9/15 at 100.00	AA	51,012
20	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25 (UB)	6/16 at 100.00	AA	21,082
1,915	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012, 5.000%, 4/01/28	No Opt. Call	AA	2,228,715
3,125	New York City, New York, General Obligation Bonds, Tender Option Bond Trust 3324, 18.153%, 3/01/21 (IF) (4)	No Opt. Call	AA	4,979,125
23,515	Total Tax Obligation/General			28,377,805
	Tax Obligation/Limited – 28.8% (20.0% of Total Investments)
2,500	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993A, 5.875%, 5/15/17 – FGIC Insured	No Opt. Call	AA	2,692,175
980	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/41	3/21 at 100.00	AAA	1,109,389
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D, 5.000%, 2/15/33	No Opt. Call	AAA	1,160,700
2,580	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%, 3/15/44	3/24 at 100.00	AAA	2,959,647
1,590	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A, 5.000%, 3/15/44	No Opt. Call	AAA	1,846,912
4,700	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	A	5,482,644
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	530,795

32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,175	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.750%, 7/01/18	No Opt. Call	AA	$2,500,750
1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	7/15 at 100.00	A–	1,685,208
3,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA	3,312,629
1,870	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2013S-1, 5.000%, 7/15/31	No Opt. Call	AA	2,176,287
1,915	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2012 Series E-1, 5.000%, 2/01/37	2/22 at 100.00	AAA	2,205,506
1,570	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series F-1, 5.000%, 2/01/29	No Opt. Call	AAA	1,867,892
3,900	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	4,475,679
2,600	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35	2/24 at 100.00	AAA	3,010,618
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C, 5.500%, 11/01/35	11/20 at 100.00	AAA	2,999,475
2,400	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Tender Option Bond Trust 2015-XF0080, 13.741%, 5/01/32 (IF)	5/19 at 100.00	AAA	3,325,824
1,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A, 5.750%, 4/01/41	4/21 at 100.00	AA–	1,194,960
5,000	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	5,509,200
865	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA+	885,535
2,800	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA+	3,063,536
5,600	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB) (4)	No Opt. Call	AA+	6,711,040
1,600	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A, 5.000%, 3/15/29	9/20 at 100.00	AAA	1,873,424
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
16,000	0.000%, 8/01/43 – NPFG Insured	No Opt. Call	AA–	2,456,000
11,250	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	1,512,900
2,505	Sales Tax Asset Receivable Corporation of New York City, New York, Sales Tax Asset Revenue Bonds, Fiscal 2015 Series A, 5.000%, 10/15/29	10/24 at 100.00	AAA	3,059,707
84,180	Total Tax Obligation/Limited			69,608,432
	Transportation – 9.8% (6.8% of Total Investments)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D, 5.000%, 11/15/34	11/20 at 100.00	AA–	2,275,300
2,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46 (5)	10/17 at 102.00	N/R	715,000
2,585	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/15 at 100.00	BB	2,590,842
1,550	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	1,605,180
1,420	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	1,585,032
6,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Forth Series 2014, 5.000%, 9/01/33	9/24 at 100.00	AA–	7,074,960
Nuveen Investments	33

NNP	Nuveen New York Performance Plus Municipal Fund, Inc.
	Portfolio of Investments (continued)	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$770	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 18.172%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA	$1,052,405
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth Series 2011, 5.000%, 1/15/41	1/21 at 100.00	AA–	1,126,460
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
520	6.500%, 12/01/28	12/15 at 100.00	BBB	539,874
2,500	6.000%, 12/01/36	12/20 at 100.00	BBB	2,958,100
1,750	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 1184, 9.415%, 5/15/16 (IF)	No Opt. Call	AA–	2,189,006
22,095	Total Transportation			23,712,159
	U.S. Guaranteed – 17.9% (12.4% of Total Investments) (6)
1,000	Dormitory Authority of the State of New York , Revenue Bonds, NYU Hospitals Center, Refunding Series 2007A, 5.000%, 7/01/36 (Pre-refunded 7/01/17)	7/17 at 100.00	A3 (6)	1,096,410
8,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31 (Pre-refunded 8/15/15)	8/15 at 100.00	N/R (6)	8,649,855
635	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35 (Pre-refunded 10/01/15)	10/15 at 100.00	A (6)	650,335
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A, 4.500%, 4/01/18 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AA+ (6)	5,108,300
4,530	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, New York Housing Authority Program, Series 2005A, 5.000%, 7/01/25 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AA+ (6)	4,584,496
2,950	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 (Pre-refunded 9/01/15) – SYNCORA GTY Insured	9/15 at 100.00	Aa2 (6)	3,009,030
6,380	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25 (Pre-refunded 6/01/16) (UB)	6/16 at 100.00	N/R (6)	6,732,814
	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A:
175	5.000%, 3/15/36 (Pre-refunded 9/15/15)	9/15 at 100.00	N/R (6)	178,854
1,855	5.000%, 3/15/36 (Pre-refunded 9/15/15)	9/15 at 100.00	AAA	1,895,847
135	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/21 (Pre-refunded 10/01/15) – AMBAC Insured	10/15 at 100.00	N/R (6)	138,260
1,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1993B, 5.000%, 1/01/20 (ETM)	No Opt. Call	AA+ (6)	1,810,608
7,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30 (Pre-refunded 1/01/22)	1/22 at 100.00	AA+ (6)	9,388,726
40,260	Total U.S. Guaranteed			43,243,535
	Utilities – 14.0% (9.8% of Total Investments)
2,200	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	2,523,994
185	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	206,395
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
3,100	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	3,247,033
3,100	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AA–	3,244,088
290	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A–	325,374
3,380	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38	5/21 at 100.00	A–	3,751,259
2,300	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	6/15 at 100.00	A–	2,309,085

34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$5,325	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB+	$5,543,325
820	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa1	844,756
3,435	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	7/15 at 100.00	N/R	3,435,893
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
3,800	5.000%, 12/15/33	12/23 at 100.00	AAA	4,483,582
1,060	5.000%, 12/15/34	12/23 at 100.00	AAA	1,247,980
2,335	5.000%, 12/15/41	12/23 at 100.00	AAA	2,729,335
31,330	Total Utilities			33,892,099
	Water and Sewer – 6.1% (4.3% of Total Investments)
1,995	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A–	2,228,016
4,140	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	4,705,358
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal Series 2014DD, 5.000%, 6/15/35	6/24 at 100.00	AA+	3,485,940
3,840	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds Master Financing, Series 2010C, 5.000%, 10/15/35	4/20 at 100.00	AAA	4,394,611
12,975	Total Water and Sewer			14,813,925
$334,495	Total Municipal Bonds (cost $318,753,031)			343,395,488

Shares	Description (1)	Value
	COMMON STOCKS – 1.7% (1.2% of Total Investments)
	Airlines – 1.7% (1.2% of Total Investments)
78,264	American Airlines Group Inc., (7)	$4,130,774
	Total Common Stocks (cost $2,431,776)	4,130,774
	Total Long-Term Investments (cost $321,184,807)	347,526,262
	Floating Rate Obligations – (9.2)%	(22,230,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (36.9)% (8)	(89,000,000)
	Other Assets Less Liabilities – 2.2%	5,222,608
	Net Assets Applicable to Common Shares – 100%	$241,518,870

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)
On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(8)	Variable Rate Demand Preferred Shares, at Liquidation Value, as a percentage of Total Investments is 25.6%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	35

NAN
Nuveen New York Dividend Advantage Municipal Fund
	Portfolio of Investments	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 144.8% (100.0% of Total Investments)
	MUNICIPAL BONDS – 144.8% (100.0% of Total Investments)
	Consumer Discretionary – 3.1% (2.2% of Total Investments)
$950	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB	$963,842
3,350	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	N/R	3,500,884
4,300	Total Consumer Discretionary			4,464,726
	Consumer Staples – 3.0% (2.1% of Total Investments)
700	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35	6/16 at 100.00	B	602,056
120	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/15 at 100.00	A1	120,190
50	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	6/15 at 100.00	A1	49,995
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
625	4.750%, 6/01/22	6/16 at 100.00	BBB–	630,331
2,625	5.000%, 6/01/26	6/16 at 100.00	BB–	2,641,170
315	5.125%, 6/01/42	6/16 at 100.00	B	271,527
4,435	Total Consumer Staples			4,315,269
	Education and Civic Organizations – 18.7% (12.9% of Total Investments)
380	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	392,795
550	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	B+	491,937
1,725	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40	1/20 at 100.00	BBB–	2,039,105
965	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	B	1,001,371
1,025	Build New York City Resource Corporation, New York, Revenue Bonds, City University of New York – Queens College, Q Student Residences, LLC Project, Refunding Series 2014A, 5.000%, 6/01/32	6/24 at 100.00	Aa2	1,200,285
120	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	123,588
1,635	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	N/R	1,686,813
525	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A–	592,615
705	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	712,692
1,300	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2013A, 5.000%, 7/01/27	7/23 at 100.00	Aa3	1,548,898
700	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	802,865
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	Aa1	1,151,480
680	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Ba1	733,196

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,300	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Refunding, Series 2007-A1, 5.000%, 8/01/46	8/17 at 100.00	Ba1	$1,311,310
250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2009B, 5.250%, 2/01/39	2/19 at 100.00	A	279,773
375	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013, 5.000%, 9/01/38	9/23 at 100.00	A	426,525
1,085	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB	1,222,806
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
160	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	165,050
1,000	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	1,031,210
1,630	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,671,467
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
2,240	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	2,267,530
1,000	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	AA–	1,045,510
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	A	1,120,560
1,500	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation Society, Series 2013A, 5.000%, 8/01/33	8/23 at 100.00	AA–	1,739,475
245	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	263,216
1,050	St. Lawrence County Industrial Development Agency Civic Development Corporation, New York, Revenue Bonds, Clarkson University Project, Series 2012A, 5.250%, 9/01/33	3/22 at 100.00	A3	1,199,373
535	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	596,306
24,680	Total Education and Civic Organizations			26,817,751
	Financials – 6.4% (4.5% of Total Investments)
5,230	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	6,336,825
2,340	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2007, 5.500%, 10/01/37	No Opt. Call	A	2,925,796
7,570	Total Financials			9,262,621
	Health Care – 11.7% (8.1% of Total Investments)
625	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	6/15 at 100.00	AA–	627,481
200	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.200%, 7/01/32	7/20 at 100.00	A	225,944
1,000	Dormitory Authority of the State of New York, North Shore Long Island Jewish Obligated Group Revenue Bonds, Series 2011A, 5.000%, 5/01/41	5/21 at 100.00	A	1,113,080
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
1,480	6.500%, 12/01/21	12/18 at 100.00	Ba1	1,685,838
710	6.125%, 12/01/29	12/18 at 100.00	Ba1	786,595
1,320	6.250%, 12/01/37	12/18 at 100.00	Ba1	1,453,610
3,160	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2006, 5.000%, 7/01/35 (UB)	7/16 at 100.00	AA	3,323,498
80	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	5/15 at 100.00	AA	80,509
1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2005A, 5.000%, 11/01/34	11/16 at 100.00	A	1,057,630

Nuveen Investments	37

NAN	Nuveen New York Dividend Advantage Municipal Fund
	Portfolio of Investments (continued)	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$750	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2011A, 6.000%, 7/01/40	7/20 at 100.00	A–	$877,560
420	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30	6/15 at 100.00	BB	420,449
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
410	5.250%, 2/01/27	2/17 at 100.00	BB+	420,644
360	5.500%, 2/01/32	2/17 at 100.00	BB+	368,186
715	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/35	2/21 at 100.00	AA	856,763
470	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28	7/21 at 100.00	BBB+	519,942
1,995	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39	8/15 at 100.00	N/R	1,999,289
950	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/15 at 100.00	B+	951,795
15,645	Total Health Care			16,768,813
	Housing/Multifamily – 4.2% (2.9% of Total Investments)
400	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40	5/20 at 100.00	AA	444,420
4,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2009J, 4.800%, 5/01/36	5/19 at 100.00	AA+	4,224,240
290	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010D-1A, 5.000%, 11/01/42	5/20 at 100.00	AA+	306,489
600	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B, 4.500%, 11/01/29	5/19 at 100.00	Aa2	628,686
405	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	417,142
5,695	Total Housing/Multifamily			6,020,977
	Housing/Single Family – 0.5% (0.3% of Total Investments)
645	Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)	No Opt. Call	N/R	711,242
	Industrials – 2.3% (1.6% of Total Investments)
135	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	N/R	146,370
3,030	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	3,201,165
3,165	Total Industrials			3,347,535
	Long-Term Care – 3.4% (2.3% of Total Investments)
585	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	640,201
375	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Ba3	383,929
250	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005, 5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	250,362
960	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.500%, 8/01/33	8/16 at 101.00	N/R	977,088
770	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc. Project, Series 2006A, 6.000%, 11/15/36	11/16 at 100.00	N/R	784,869

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$50	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19	7/15 at 100.00	N/R	$50,113
275	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16	7/15 at 100.00	N/R	276,336
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
885	5.500%, 7/01/18	7/16 at 101.00	N/R	880,610
635	5.800%, 7/01/23	7/16 at 101.00	N/R	632,511
4,785	Total Long-Term Care			4,876,019
	Tax Obligation/General – 16.7% (11.5% of Total Investments)
6,590	New York City, New York, General Obligation Bonds, Fiscal 2007 Series D-1, 5.125%, 12/01/25 (UB)	12/17 at 100.00	AA	7,353,452
980	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I, 5.000%, 8/01/32	8/22 at 100.00	AA	1,130,420
2,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	2,394,340
3,365	New York City, New York, General Obligation Bonds, Fiscal 2015 Series B, 5.000%, 8/01/30	8/24 at 100.00	AA	3,963,162
3,665	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	3,887,319
1,025	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012, 5.000%, 4/01/28	No Opt. Call	AA	1,192,916
1,525	New York City, New York, General Obligation Bonds, Tender Option Bond Trust 3324, 18.153%, 3/01/21 (IF) (4)	3/23 at 100.00	AA	2,429,813
	Rochester, New York, General Obligation Bonds, Series 1999:
720	5.250%, 10/01/18 – NPFG Insured	No Opt. Call	AA–	818,978
720	5.250%, 10/01/19 – NPFG Insured	No Opt. Call	AA–	838,591
20,590	Total Tax Obligation/General			24,008,991
	Tax Obligation/Limited – 28.1% (19.4% of Total Investments)
590	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A, 5.250%, 7/01/24 – CIFG Insured	7/15 at 100.00	AA	597,334
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2013A, 5.000%, 2/15/43	2/23 at 100.00	AAA	1,137,400
1,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A, 5.000%, 3/15/44	No Opt. Call	AAA	1,161,580
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series 2012A:
1,815	5.000%, 11/15/27	No Opt. Call	AA	2,177,909
2,250	5.000%, 11/15/29	11/22 at 100.00	AA	2,659,680
1,130	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	7/15 at 100.00	A–	1,133,503
2,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA	2,244,039
1,025	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2012 Series E-1, 5.000%, 2/01/37	2/22 at 100.00	AAA	1,180,493
840	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series F-1, 5.000%, 2/01/29	No Opt. Call	AAA	999,382
2,350	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	2,696,883
1,570	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35	2/24 at 100.00	AAA	1,817,950
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C, 5.500%, 11/01/35	11/20 at 100.00	AAA	2,999,475
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Series 2011-D1, 5.000%, 2/01/35	2/21 at 100.00	AAA	2,271,280

Nuveen Investments	39

NAN	Nuveen New York Dividend Advantage Municipal Fund
	Portfolio of Investments (continued)	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$4,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A, 5.750%, 4/01/41	4/21 at 100.00	AA–	$4,779,840
2,920	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 12/15/26 (UB)	12/17 at 100.00	AAA	3,217,373
865	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA+	885,535
1,625	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA+	1,777,945
3,400	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB) (4)	No Opt. Call	AA+	4,074,560
510	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A, 5.000%, 3/15/29	9/20 at 100.00	AAA	597,154
1,330	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 09-6W, 13.502%, 3/15/37 (IF) (4)	3/17 at 100.00	AAA	1,629,955
1,250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	168,100
170	Sales Tax Asset Receivable Corporation of New York City, New York, Sales Tax Asset Revenue Bonds, Fiscal 2015 Series A, 5.000%, 10/15/29	10/24 at 100.00	AAA	207,645
36,240	Total Tax Obligation/Limited			40,415,015
	Transportation – 20.3% (14.0% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D:
1,000	5.000%, 11/15/34	11/20 at 100.00	AA–	1,137,650
1,560	5.250%, 11/15/40	11/20 at 100.00	AA–	1,774,625
4,140	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012E, 5.000%, 11/15/42	No Opt. Call	AA–	4,646,322
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/31	11/23 at 100.00	AA–	2,319,960
1,750	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	1,909,110
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
200	5.750%, 10/01/37 (5)	10/17 at 100.00	N/R	71,500
2,000	5.875%, 10/01/46 (6)	10/17 at 102.00	N/R	715,000
1,575	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/15 at 100.00	BB	1,578,560
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/15 at 100.50	N/R	1,027,260
900	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	932,040
	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue Airways Corporation Project, Series 2006:
320	5.000%, 5/15/20 (Alternative Minimum Tax)	6/15 at 100.00	B	320,182
1,000	5.125%, 5/15/30 (Alternative Minimum Tax)	6/15 at 100.00	B	1,000,380
845	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	943,206
4,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Forth Series 2014, 5.000%, 9/01/34	9/24 at 100.00	AA–	4,705,800
440	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 18.172%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA	601,374
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth Series 2011, 5.000%, 1/15/41	1/21 at 100.00	AA–	2,252,920

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
$290	6.500%, 12/01/28	12/15 at 100.00	BBB	$301,084
1,470	6.000%, 12/01/36	12/20 at 100.00	BBB	1,739,363
1,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 1184, 9.415%, 5/15/16 (IF)	No Opt. Call	AA–	1,250,860
27,490	Total Transportation			29,227,196
	U.S. Guaranteed – 7.0% (4.8% of Total Investments) (7)
3,350	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31 (Pre-refunded 8/15/15)	8/15 at 100.00	N/R (7)	3,409,061
2,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37 (Pre-refunded 7/01/17)	7/17 at 100.00	A3 (7)	2,220,680
370	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35 (Pre-refunded 10/01/15)	10/15 at 100.00	A (7)	378,935
2,585	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, New York Housing Authority Program, Series 2005A, 5.000%, 7/01/25 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AA+ (7)	2,616,097
35	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25 (Pre-refunded 8/01/16)	8/16 at 100.00	N/R (7)	37,189
	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A:
100	5.000%, 3/15/36 (Pre-refunded 9/15/15)	9/15 at 100.00	N/R (7)	102,202
1,090	5.000%, 3/15/36 (Pre-refunded 9/15/15)	9/15 at 100.00	AAA	1,114,002
135	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/21 (Pre-refunded 10/01/15) – AMBAC Insured	10/15 at 100.00	N/R (7)	138,260
9,665	Total U.S. Guaranteed			10,016,426
	Utilities – 13.0% (9.0% of Total Investments)
1,300	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	1,491,451
110	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	122,721
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	2,618,575
500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AA–	523,240
675	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A–	757,337
3,885	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38	5/21 at 100.00	A–	4,311,728
1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A, 5.000%, 9/01/37	No Opt. Call	A–	1,380,963
1,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	6/15 at 100.00	A–	1,405,530
3,210	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB+	3,341,610
2,410	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE, 5.000%, 12/15/41	12/23 at 100.00	AAA	2,817,001
17,240	Total Utilities			18,770,156

Nuveen Investments	41

NAN	Nuveen New York Dividend Advantage Municipal Fund
	Portfolio of Investments (continued)	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 6.4% (4.4% of Total Investments)
$1,185	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A–	$1,323,408
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal Series 2014DD, 5.000%, 6/15/35	6/24 at 100.00	AA+	2,323,960
4,875	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Series 2011B, 5.000%, 6/15/41	6/21 at 100.00	AAA	5,521,911
8,060	Total Water and Sewer			9,169,279
$190,205	Total Long-Term Investments (cost $193,411,801)			208,192,016
	Floating Rate Obligations – (7.8)%			(11,215,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (39.0)% (8)			(56,000,000)
	Other Assets Less Liabilities – 2.0%			2,792,905
	Net Assets Applicable to Common Shares – 100%			$143,769,921

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.

(6)
On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.

(7)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 26.9%.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

42	Nuveen Investments

NXK
Nuveen New York Dividend Advantage Municipal Fund 2
	Portfolio of Investments	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 146.2% (100.0% of Total Investments)
	MUNICIPAL BONDS – 146.2% (100.0% of Total Investments)
	Consumer Discretionary – 2.8% (1.9% of Total Investments)
$700	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB	$710,199
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	N/R	2,037,828
2,650	Total Consumer Discretionary			2,748,027
	Consumer Staples – 3.2% (2.2% of Total Investments)
350	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	6/16 at 100.00	B	350,056
500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35	6/16 at 100.00	B	430,040
115	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/15 at 100.00	A1	115,182
230	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/15 at 100.00	A1	230,051
35	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	6/15 at 100.00	A1	34,997
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
470	4.750%, 6/01/22	6/16 at 100.00	BBB–	474,009
835	5.000%, 6/01/26	6/16 at 100.00	BB–	840,144
500	5.000%, 6/01/34	6/16 at 100.00	B	460,015
215	5.125%, 6/01/42	6/16 at 100.00	B	185,328
3,250	Total Consumer Staples			3,119,822
	Education and Civic Organizations – 26.9% (18.4% of Total Investments)
260	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	268,754
380	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	4/17 at 100.00	B+	339,883
1,225	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40	1/20 at 100.00	BBB–	1,448,060
670	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	B	695,252
2,070	Build New York City Resource Corporation, New York, Revenue Bonds, City University of New York – Queens College, Q Student Residences, LLC Project, Refunding Series 2014A, 5.000%, 6/01/43	6/24 at 100.00	Aa2	2,368,329
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	92,691
1,125	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	N/R	1,160,651
365	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A–	412,008
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured	No Opt. Call	AA–	1,166,780
485	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	490,291
2,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2012A, 5.000%, 7/01/37	7/22 at 100.00	Aa2	2,868,225

Nuveen Investments	43

NXK	Nuveen New York Dividend Advantage Municipal Fund 2
	Portfolio of Investments (continued)	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$2,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	$2,302,360
175	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	200,716
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	Aa1	2,302,960
280	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Ba1	301,904
1,835	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Refunding, Series 2007-A1, 5.000%, 8/01/46	8/17 at 100.00	Ba1	1,850,965
265	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	A	300,155
1,475	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB	1,662,340
890	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher College, Series 2011, 6.000%, 6/01/30	6/21 at 100.00	BBB+	1,011,343
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
1,000	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	BB+	1,033,800
1,120	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,148,493
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
1,460	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	1,477,943
750	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	AA–	784,133
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	182,640
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	334,377
340	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence College Project, Series 2001A Remarketed, 6.000%, 6/01/41	6/19 at 100.00	BBB	388,984
24,230	Total Education and Civic Organizations			26,594,037
	Financials – 2.3% (1.6% of Total Investments)
1,805	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2007, 5.500%, 10/01/37	No Opt. Call	A	2,256,864
	Health Care – 9.7% (6.6% of Total Investments)
1,620	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	6/15 at 100.00	AA–	1,626,302
150	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.200%, 7/01/32	7/20 at 100.00	A	169,458
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
975	6.500%, 12/01/21	12/18 at 100.00	Ba1	1,110,603
505	6.125%, 12/01/29	12/18 at 100.00	Ba1	559,479
985	6.250%, 12/01/37	12/18 at 100.00	Ba1	1,084,702
2,300	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2006, 5.000%, 7/01/35 (UB)	7/16 at 100.00	AA	2,419,002
30	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	5/15 at 100.00	AA	30,191
1,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2011A, 6.000%, 7/01/40	7/20 at 100.00	A–	1,170,080
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30	6/15 at 100.00	BB	290,310

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
$275	5.250%, 2/01/27	2/17 at 100.00	BB+	$282,139
250	5.500%, 2/01/32	2/17 at 100.00	BB+	255,685
215	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/15 at 100.00	B+	215,406
360	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001B, 7.125%, 7/01/31	6/15 at 100.00	B+	360,680
8,955	Total Health Care			9,574,037
	Housing/Multifamily – 0.4% (0.3% of Total Investments)
70	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010D-1A, 5.000%, 11/01/42	5/20 at 100.00	AA+	73,980
290	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	298,694
360	Total Housing/Multifamily			372,674
	Industrials – 2.3% (1.6% of Total Investments)
90	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	N/R	97,580
2,095	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	2,213,347
2,185	Total Industrials			2,310,927
	Long-Term Care – 3.4% (2.4% of Total Investments)
440	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	481,518
255	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Ba3	261,072
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	50,113
175	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	175,254
665	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.500%, 8/01/33	8/16 at 101.00	N/R	676,837
530	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc. Project, Series 2006A, 6.000%, 11/15/36	11/16 at 100.00	N/R	540,234
190	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16	7/15 at 100.00	N/R	190,923
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
275	5.500%, 7/01/18	7/16 at 101.00	N/R	273,636
440	5.800%, 7/01/23	7/16 at 101.00	N/R	438,275
340	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18	7/16 at 100.00	N/R	255,377
170	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23	7/16 at 101.00	N/R	169,334
3,530	Total Long-Term Care			3,512,573
	Tax Obligation/General – 7.3% (5.0% of Total Investments)
4,540	New York City, New York, General Obligation Bonds, Fiscal 2007 Series D-1, 5.125%, 12/01/25 (UB)	12/17 at 100.00	AA	5,065,959
1,000	New York City, New York, General Obligation Bonds, Fiscal 2012 Series B, 5.000%, 8/01/30	No Opt. Call	AA	1,161,440
35	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 – SYNCORA GTY Insured	9/15 at 100.00	AA	35,708

Nuveen Investments	45

NXK	Nuveen New York Dividend Advantage Municipal Fund 2
	Portfolio of Investments (continued)	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$5	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25 (UB)	6/16 at 100.00	AA	$5,271
835	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012, 5.000%, 4/01/28	No Opt. Call	AA	971,790
6,415	Total Tax Obligation/General			7,240,168
	Tax Obligation/Limited – 44.2% (30.2% of Total Investments)
4,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2013A, 5.000%, 2/15/43	2/23 at 100.00	AAA	4,549,600
1,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2013A, 5.000%, 3/15/43	3/23 at 100.00	AAA	1,150,910
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A:
1,000	5.000%, 3/15/38	3/24 at 100.00	AAA	1,166,720
6,190	5.000%, 3/15/44	No Opt. Call	AAA	7,190,180
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
2,000	5.750%, 2/15/47	2/21 at 100.00	A	2,333,040
2,000	5.250%, 2/15/47	2/21 at 100.00	A	2,231,940
5,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	5,307,950
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	7/15 at 100.00	A–	561,736
1,300	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA	1,389,167
465	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007B, 5.000%, 11/01/30	5/17 at 100.00	AAA	501,651
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2012 Series E-1:
835	5.000%, 2/01/37	2/22 at 100.00	AAA	961,670
3,950	5.000%, 2/01/42	2/22 at 100.00	AAA	4,527,885
680	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series F-1, 5.000%, 2/01/29	No Opt. Call	AAA	809,023
1,610	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	1,847,652
1,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A, 5.750%, 4/01/41	4/21 at 100.00	AA–	1,194,960
2,020	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	2,225,717
1,125	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA+	1,230,885
2,300	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB) (4)	No Opt. Call	AA+	2,756,320
1,435	Sales Tax Asset Receivable Corporation of New York City, New York, Sales Tax Asset Revenue Bonds, Fiscal 2015 Series A, 5.000%, 10/15/29	10/24 at 100.00	AAA	1,752,766
38,470	Total Tax Obligation/Limited			43,689,772
	Transportation – 16.6% (11.3% of Total Investments)
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D, 5.000%, 11/15/34	11/20 at 100.00	AA–	1,137,650
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012E, 5.000%, 11/15/42	No Opt. Call	AA–	2,805,750
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	1,363,650
1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46 (5)	10/17 at 102.00	N/R	536,250

46	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$1,425	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/15 at 100.00	BB	$1,428,221
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/15 at 100.50	N/R	1,027,260
650	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	673,140
	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue Airways Corporation Project, Series 2006:
35	5.000%, 5/15/20 (Alternative Minimum Tax)	6/15 at 100.00	B	35,020
750	5.125%, 5/15/30 (Alternative Minimum Tax)	6/15 at 100.00	B	750,285
585	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	652,989
310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 18.172%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA	423,696
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth Series 2011, 5.000%, 1/15/41	1/21 at 100.00	AA–	2,252,920
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
210	6.500%, 12/01/28	12/15 at 100.00	BBB	218,026
1,030	6.000%, 12/01/36	12/20 at 100.00	BBB	1,218,737
780	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	AA–	948,667
750	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 1184, 9.415%, 5/15/16 (IF)	11/18 at 100.00	AA–	938,145
15,775	Total Transportation			16,410,406
	U.S. Guaranteed – 6.1% (4.1% of Total Investments) (6)
1,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37 (Pre-refunded 7/01/17)	7/17 at 100.00	A3 (6)	1,665,510
735	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007B, 5.000%, 11/01/30 (Pre-refunded 5/01/17)	5/17 at 100.00	N/R (6)	802,150
2,595	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25 (Pre-refunded 6/01/16) (UB)	6/16 at 100.00	N/R (6)	2,738,504
770	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A, 5.000%, 3/15/36 (Pre-refunded 9/15/15)	9/15 at 100.00	AAA	786,955
5,600	Total U.S. Guaranteed			5,993,119
	Utilities – 14.5% (9.9% of Total Investments)
75	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	83,674
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	1,780,631
1,700	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AA–	1,779,016
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A–	261,640
495	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A–	555,380
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA	1,123,440
1,000	5.000%, 5/01/38	5/21 at 100.00	A–	1,109,840
900	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	6/15 at 100.00	A–	903,555
2,225	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB+	2,316,225

Nuveen Investments	47

NXK	Nuveen New York Dividend Advantage Municipal Fund 2
	Portfolio of Investments (continued)	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$640	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	7/15 at 100.00	N/R	$640,166
3,285	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE, 5.000%, 12/15/41	12/23 at 100.00	AAA	3,839,771
13,270	Total Utilities			14,393,338
	Water and Sewer – 6.5% (4.5% of Total Investments)
820	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A–	915,776
4,875	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Series 2011B, 5.000%, 6/15/41	6/21 at 100.00	AAA	5,521,913
5,695	Total Water and Sewer			6,437,689
$132,190	Total Long-Term Investments (cost $135,128,240)			144,653,453
	Floating Rate Obligations – (9.5)%			(9,405,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (38.4)% (7)			(38,000,000)
	Other Assets Less Liabilities – 1.7%			1,702,028
	Net Assets Applicable to Common Shares – 100%			$98,950,481

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 26.3%.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

48	Nuveen Investments

NRK
Nuveen New York AMT-Free Municipal Income Fund
	Portfolio of Investments	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 148.5% (100.0% of Total Investments)
	MUNICIPAL BONDS – 148.5% (100.0% of Total Investments)
	Consumer Staples – 3.3% (2.2% of Total Investments)
$6,350	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35	6/16 at 100.00	B	$5,461,508
680	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/15 at 100.00	A1	681,074
1,165	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/15 at 100.00	A1	1,165,256
40,120	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.125%, 6/01/42	6/16 at 100.00	B	34,583,039
48,315	Total Consumer Staples			41,890,877
	Education and Civic Organizations – 26.7% (18.0% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
9,995	0.000%, 7/15/45	No Opt. Call	BBB–	2,397,101
29,145	0.000%, 7/15/47	No Opt. Call	BBB–	6,360,896
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
250	5.000%, 4/01/33	4/23 at 100.00	BBB–	269,028
2,535	5.500%, 4/01/43	4/23 at 100.00	BBB–	2,810,707
1,030	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, St. Anne Institute, Issue 2, Series 1998E, 5.000%, 7/01/18 – AMBAC Insured	7/15 at 100.00	N/R	1,034,151
	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	AA–	1,919,430
4,000	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	5,382,720
4,990	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A–	5,632,662
1,655	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2015A, 5.000%, 7/01/37 (WI/DD, Settling 4/15/15)	7/25 at 100.00	A–	1,907,239
4,265	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	AA–	5,013,678
6,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured	No Opt. Call	AA–	7,039,740
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
1,685	5.250%, 1/01/34	7/24 at 100.00	BBB–	1,901,994
2,185	5.500%, 1/01/39	7/24 at 100.00	BBB–	2,479,582
2,820	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,190,774
6,660	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	6,732,661
10,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured	7/16 at 100.00	Aa2	10,509,700
6,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2009A, 5.000%, 7/01/39	7/19 at 100.00	Aa2	6,974,970
4,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	Aa2	5,397,377
3,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2012A, 5.000%, 7/01/37	7/22 at 100.00	Aa2	4,302,338
14,585	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2013A, 5.000%, 7/01/27	7/23 at 100.00	Aa3	17,377,444

Nuveen Investments	49

NRK	Nuveen New York AMT-Free Municipal Income Fund
	Portfolio of Investments (continued)	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A:
$2,000	5.000%, 7/01/25 – FGIC Insured	7/17 at 100.00	AA–	$2,183,060
6,525	5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	AA–	7,023,771
1,150	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2005, 5.000%, 7/01/21 – NPFG Insured	7/15 at 100.00	A3	1,155,612
9,180	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	10,567,832
	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011:
1,000	5.625%, 11/01/35 – AGM Insured	5/21 at 100.00	AA	1,168,920
5,980	5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA	6,985,059
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2008B, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	A2	3,321,240
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.250%, 7/01/29	7/19 at 100.00	Baa2	1,091,190
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	1,003,581
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 1998A, 6.000%, 7/01/18 – NPFG Insured	No Opt. Call	AA–	3,756,415
3,415	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	3,721,360
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A:
10,000	5.250%, 7/01/34	7/19 at 100.00	AA–	11,464,900
3,890	5.000%, 7/01/39	7/19 at 100.00	AA–	4,396,206
13,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39	7/19 at 100.00	AA–	15,209,505
3,115	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2012A, 5.000%, 7/01/32	7/22 at 100.00	AA–	3,567,205
2,800	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	3,233,216
	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2010A:
5,000	5.000%, 7/01/35	7/20 at 100.00	Aa1	5,765,500
11,560	5.000%, 7/01/40	7/20 at 100.00	Aa1	13,311,109
	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 2015A:
800	5.000%, 7/01/39	7/24 at 100.00	A3	911,032
1,500	5.000%, 7/01/44	7/24 at 100.00	A3	1,704,345
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
2,500	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	2,935,675
2,000	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	2,380,740
1,250	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Refunding Series 2009A, 5.125%, 7/01/39	No Opt. Call	AA–	1,420,663
1,000	Dutchess County Local Development Corporation, New York, Revenue Bonds, Marist College Project, Series 2013A, 5.000%, 7/01/39	7/23 at 100.00	A2	1,122,620
	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013:
1,785	5.000%, 9/01/38	9/23 at 100.00	A	2,030,259
1,785	5.000%, 9/01/43	9/23 at 100.00	A	2,021,798
12,650	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Series 2005A, 5.000%, 7/01/40 – AMBAC Insured	7/15 at 100.00	AA+	12,802,812
1,400	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint John Fisher College, Series 2014A, 5.500%, 6/01/39	6/24 at 100.00	BBB+	1,587,334

50	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Series 2009:
$1,000	6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AA	$1,150,230
1,000	6.375%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	1,158,840
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
6,815	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	BB+	7,045,347
5,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	5,157,800
1,030	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,056,203
14,500	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	14,940,075
4,730	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA	5,645,870
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
4,280	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB	4,402,579
31,650	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	AA–	33,263,517
20,210	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	20,458,381
3,400	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	A	3,809,904
	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A:
600	5.000%, 5/01/35	5/22 at 100.00	BBB+	648,198
1,000	5.000%, 5/01/42	5/22 at 100.00	BBB+	1,077,100
1,450	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2012, 5.000%, 7/01/42	7/22 at 100.00	Baa2	1,559,287
1,000	Onongada County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2011, 5.000%, 12/01/36	12/21 at 100.00	AA–	1,122,560
	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011:
1,390	5.500%, 7/01/33 – AGM Insured	1/21 at 100.00	A2	1,576,913
1,000	5.250%, 7/01/36 – AGM Insured	1/21 at 100.00	A2	1,116,850
4,000	5.375%, 7/01/41 – AGM Insured	1/21 at 100.00	A2	4,479,040
3,700	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	4,123,983
339,680	Total Education and Civic Organizations			340,269,828
	Financials – 1.5% (1.0% of Total Investments)
1,615	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	1,956,782
13,835	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2007, 5.500%, 10/01/37	No Opt. Call	A	17,298,454
15,450	Total Financials			19,255,236
	Health Care – 8.7% (5.8% of Total Investments)
1,250	Build New York City Resource Corporation, New York, Revenue Bonds, New York Methodist Hospital Project, Series 2014, 5.000%, 7/01/27	7/24 at 100.00	A–	1,444,575
2,490	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34	8/19 at 100.00	AA+	2,985,933
7,615	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AA	8,299,969
	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004:
9,330	5.000%, 8/01/29 – FGIC Insured	6/15 at 100.00	AA–	9,367,040
425	5.000%, 8/01/33 – FGIC Insured	6/15 at 100.00	AA–	426,581
8,035	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured	6/15 at 100.00	AA–	8,066,256
4,000	Dormitory Authority of the State of New York, North Shore Long Island Jewish Obligated Group Revenue Bonds, Series 2011A, 5.000%, 5/01/41	5/21 at 100.00	A	4,452,320
Nuveen Investments	51

NRK	Nuveen New York AMT-Free Municipal Income Fund
	Portfolio of Investments (continued)	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
$3,880	6.000%, 12/01/15	No Opt. Call	Ba1	$4,007,458
4,345	6.000%, 12/01/16	No Opt. Call	Ba1	4,677,523
5,430	6.500%, 12/01/21	12/18 at 100.00	Ba1	6,185,204
6,780	6.125%, 12/01/29	12/18 at 100.00	Ba1	7,511,426
14,770	6.250%, 12/01/37	12/18 at 100.00	Ba1	16,265,019
	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series 2007B:
3,865	5.250%, 7/01/27 – AGC Insured	7/17 at 100.00	AA	4,211,188
3,500	5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AA	3,777,200
645	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	5/15 at 100.00	AA	649,102
900	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest System Inc, Series 2010A, 5.750%, 7/01/40 – AGM Insured	7/20 at 100.00	A–	1,036,818
1,875	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/35	2/21 at 100.00	AA	2,246,756
3,900	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A, 5.000%, 12/01/42	12/22 at 100.00	A–	4,250,493
6,540	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28	7/21 at 100.00	BBB+	7,234,940
5,050	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2010-C2, 6.125%, 11/01/37	11/20 at 100.00	A3	5,845,728
5,740	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/15 at 100.00	B+	5,750,849
2,035	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001B, 7.125%, 7/01/31	6/15 at 100.00	B+	2,038,846
102,400	Total Health Care			110,731,224
	Housing/Multifamily – 0.3% (0.2% of Total Investments)
	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A:
1,000	5.000%, 5/01/40	5/20 at 100.00	AA	1,111,050
1,000	5.000%, 5/01/45 – AGM Insured	5/20 at 100.00	AA	1,111,250
1,040	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010D-1A, 5.000%, 11/01/42	5/20 at 100.00	AA+	1,099,134
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B, 4.500%, 11/01/29	5/19 at 100.00	Aa2	471,515
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A:
5	6.100%, 11/01/15 – AGM Insured	6/15 at 100.00	AA	5,025
295	6.125%, 11/01/20 – AGM Insured	5/15 at 100.00	AA	295,797
3,790	Total Housing/Multifamily			4,093,771
	Industrials – 2.3% (1.6% of Total Investments)
28,030	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	29,613,415
	Long-Term Care – 0.8% (0.5% of Total Investments)
800	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	875,488
7,310	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc. Project, Series 2006A, 6.000%, 11/15/36	11/16 at 100.00	N/R	7,451,156
1,225	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc. Project, Refunding Series 2010, 6.000%, 12/01/40	12/20 at 100.00	BBB–	1,362,813
9,335	Total Long-Term Care			9,689,457

52	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 7.9% (5.3% of Total Investments)
$1,000	Nassau County, New York, General Obligation Bonds, General Improvement Series 2009C, 5.000%, 10/01/29 – AGC Insured	10/19 at 100.00	AA	$1,126,420
210	Nassau County, New York, General Obligation Improvement Bonds, Series 1993H, 5.500%, 6/15/16 – NPFG Insured	No Opt. Call	AA–	222,497
1,200	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	1,379,220
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series A-1:
6,085	5.000%, 10/01/31	No Opt. Call	AA	7,056,349
1,000	5.000%, 10/01/33	10/22 at 100.00	AA	1,154,480
1,570	5.000%, 10/01/34	No Opt. Call	AA	1,807,934
8,665	New York City, New York, General Obligation Bonds, Fiscal 2012 Series B, 5.000%, 8/01/30	No Opt. Call	AA	10,063,878
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I:
1,000	5.000%, 8/01/30	8/22 at 100.00	AA	1,161,440
2,000	5.000%, 8/01/31	8/22 at 100.00	AA	2,312,740
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
5,000	5.000%, 3/01/29	3/23 at 100.00	AA	5,806,900
3,400	5.000%, 3/01/31	3/23 at 100.00	AA	3,904,322
2,190	5.000%, 3/01/32	3/23 at 100.00	AA	2,508,185
1,000	5.000%, 3/01/33	3/23 at 100.00	AA	1,143,010
3,735	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	4,471,430
8,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series D-1, 5.000%, 8/01/30	8/23 at 100.00	AA	9,306,240
7,665	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/33	8/24 at 100.00	AA	8,931,718
	New York City, New York, General Obligation Bonds, Fiscal Series 2001D:
5	5.250%, 8/01/15 – AGM Insured	6/15 at 100.00	AA	5,022
5	5.000%, 8/01/16 – FGIC Insured	6/15 at 100.00	AA	5,020
5	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/20 – AGM Insured	6/15 at 100.00	AA	5,020
715	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 – AGM Insured	No Opt. Call	AA	726,683
	New York City, New York, General Obligation Bonds, Series 2011D-I:
2,785	5.000%, 10/01/30	10/21 at 100.00	AA	3,263,185
2,880	5.000%, 10/01/34	No Opt. Call	AA	3,305,030
3,345	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012, 5.000%, 4/01/28	No Opt. Call	AA	3,892,978
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/16 – AMBAC Insured	No Opt. Call	AA	1,012,742
960	6.700%, 2/15/17 – AMBAC Insured	No Opt. Call	AA	1,065,120
960	6.700%, 2/15/18 – AMBAC Insured	No Opt. Call	AA	1,109,856
960	6.700%, 2/15/19 – AMBAC Insured	No Opt. Call	AA	1,156,349
960	6.700%, 2/15/20 – AMBAC Insured	No Opt. Call	AA	1,203,840
747	6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AA	970,233
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 – NPFG Insured	No Opt. Call	AA–	872,930
735	5.250%, 10/01/21 – NPFG Insured	No Opt. Call	AA–	886,388
730	5.250%, 10/01/22 – NPFG Insured	No Opt. Call	AA–	891,914
730	5.250%, 10/01/23 – NPFG Insured	No Opt. Call	AA–	902,068
730	5.250%, 10/01/24 – NPFG Insured	No Opt. Call	AA–	906,492
730	5.250%, 10/01/25 – NPFG Insured	No Opt. Call	AA–	917,457
725	5.250%, 10/01/26 – NPFG Insured	No Opt. Call	AA–	918,010
1,145	Three Village Central School District, Brookhaven and Smithtown, Suffolk County, New York, General Obligation Bonds, Series 2005, 5.000%, 6/01/18 – FGIC Insured	No Opt. Call	Aa2	1,282,503
1,620	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds, Series 2005, 5.000%, 10/01/16 – AGM Insured	10/15 at 100.00	Aa3	1,658,086
7,635	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA–	7,754,411

Nuveen Investments	53

NRK	Nuveen New York AMT-Free Municipal Income Fund
	Portfolio of Investments (continued)	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Yonkers, New York, General Obligation Bonds, Series 2005B:
$1,650	5.000%, 8/01/19	8/15 at 100.00	A3	$1,675,575
1,735	5.000%, 8/01/20	8/15 at 100.00	A3	1,761,493
87,907	Total Tax Obligation/General			100,505,168
	Tax Obligation/Limited – 53.7% (36.2% of Total Investments)
1,615	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, Harmony Heights School, Issue 1, Series 1999C, 5.500%, 7/01/18 – AMBAC Insured	7/15 at 100.00	N/R	1,622,187
115	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, Vanderheyden Hall Inc., Issue 2, Series 1998F, 5.250%, 7/01/18 – AMBAC Insured	6/15 at 100.00	N/R	115,488
825	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program – Anderson School, Series 1999E, Issue 2, 5.750%, 7/01/19 – AMBAC Insured	7/15 at 100.00	N/R	828,836
7,825	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School District Program, Series 1999, 5.750%, 7/01/19 – NPFG Insured	7/15 at 100.00	AA–	7,859,821
1,000	Dormitory Authority of the State of New York, Master Lease Program Revenue Bonds, Nassau County Board of Cooperative Educational Services, Series 2009A, 5.000%, 8/15/28 – AGC Insured	8/19 at 100.00	AA	1,125,330
10,840	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	6/15 at 100.00	AA	10,883,035
1,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009A, 5.625%, 10/01/29 – AGC Insured	10/19 at 100.00	AA	1,162,980
4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – AGM Insured	No Opt. Call	AA	4,245,120
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured	No Opt. Call	Aa2	1,144,030
3,375	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – AGM Insured	No Opt. Call	AA	3,668,929
6,435	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured	7/15 at 100.00	AA	6,511,319
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C:
995	5.000%, 3/15/34	No Opt. Call	AAA	1,150,608
25,100	5.000%, 3/15/41	3/21 at 100.00	AAA	28,413,953
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D:
7,550	5.000%, 2/15/33	No Opt. Call	AAA	8,763,285
10,000	5.000%, 2/15/40	No Opt. Call	AAA	11,511,400
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A:
2,500	5.000%, 2/15/26	2/24 at 100.00	AAA	3,044,500
5,000	5.000%, 2/15/29	2/24 at 100.00	AAA	5,929,950
10,000	5.000%, 2/15/30	2/24 at 100.00	AAA	11,799,200
7,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%, 3/15/44	3/24 at 100.00	AAA	8,030,050
1,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/31	3/25 at 100.00	AAA	1,781,385
28,280	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2013A, 5.000%, 3/15/43	3/23 at 100.00	AAA	32,547,735
10,780	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A, 5.000%, 3/15/44	No Opt. Call	AAA	12,521,832
8,100	Erie County Industrial Development Agency, New York, School Facility Refunding Revenue Bonds, Buffalo City School District, Series 2013A, 5.000%, 5/01/28	5/23 at 100.00	AA	9,543,420
10,125	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2009A, 5.000%, 5/01/31	5/19 at 100.00	AA	11,355,390

54	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2007A:
$5,980	5.750%, 5/01/27 – AGM Insured (UB)	5/17 at 100.00	AA	$6,569,209
21,030	5.750%, 5/01/28 – AGM Insured (UB)	5/17 at 100.00	AA	23,074,537
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A:
3,540	5.750%, 5/01/27 – AGM Insured (UB)	5/18 at 100.00	AA	4,015,068
5,000	5.750%, 5/01/28 – AGM Insured (UB)	5/18 at 100.00	AA	5,688,299
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
23,030	5.750%, 2/15/47	2/21 at 100.00	A	26,864,956
6,000	5.250%, 2/15/47	2/21 at 100.00	A	6,695,820
1,850	5.000%, 2/15/47 – AGM Insured	2/21 at 100.00	AA	2,029,450
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
51,590	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	54,767,428
4,200	5.000%, 2/15/47 – AGM Insured	2/17 at 100.00	AA	4,471,530
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
1,000	5.750%, 7/01/18 – AGM Insured	No Opt. Call	AA	1,151,500
9,000	5.750%, 7/01/18 – AGM Insured (UB)	No Opt. Call	AA	10,363,500
3,675	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds, Rochester Schools Modernization Project, Series 2013, 5.000%, 5/01/28	5/23 at 100.00	AA	4,288,946
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	7/15 at 100.00	A–	561,736
10,440	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA	11,156,080
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-1:
5,120	5.000%, 7/15/34	1/25 at 100.00	AA	5,985,178
5,360	5.000%, 7/15/43	1/25 at 100.00	AA	6,177,239
5	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B, 5.250%, 5/01/16 – NPFG Insured	6/15 at 100.00	AAA	5,021
1,470	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007B, 5.000%, 11/01/30	5/17 at 100.00	AAA	1,585,865
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2012 Series E-1:
6,225	5.000%, 2/01/37	2/22 at 100.00	AAA	7,169,332
24,155	5.000%, 2/01/42	2/22 at 100.00	AAA	27,688,876
32,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2012 Series F-1, 5.000%, 5/01/39	5/22 at 100.00	AAA	37,527,100
5,100	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series F-1, 5.000%, 2/01/29	No Opt. Call	AAA	6,067,674
13,530	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/37	2/24 at 100.00	AAA	15,655,428
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015 Series A-1, 5.000%, 8/01/32	8/24 at 100.00	AAA	3,529,230
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015 Series B-1:
10,000	5.000%, 8/01/33	8/24 at 100.00	AAA	11,710,500
3,960	5.000%, 8/01/35	8/24 at 100.00	AAA	4,616,212
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C:
10,000	5.500%, 11/01/35	11/20 at 100.00	AAA	11,997,900
1,000	5.000%, 11/01/39	11/20 at 100.00	AAA	1,157,710

Nuveen Investments	55

NRK	Nuveen New York AMT-Free Municipal Income Fund
	Portfolio of Investments (continued)	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$8,490	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Series 2011-D1, 5.000%, 2/01/35	2/21 at 100.00	AAA	$9,641,584
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
18,575	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	Aa3	22,219,415
4,000	5.750%, 4/01/41	4/21 at 100.00	AA–	4,779,840
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095:
2,890	13.819%, 11/15/30 – BHAC Insured (IF) (4)	11/15 at 100.00	AA+	3,133,164
12,940	13.805%, 11/15/44 – BHAC Insured (IF) (4)	11/15 at 100.00	AA+	14,021,396
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:
30,795	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA+	36,904,728
5,725	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA+	5,860,911
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A:
1,600	5.000%, 3/15/29	9/20 at 100.00	AAA	1,873,424
1,945	5.000%, 3/15/30	9/20 at 100.00	AAA	2,277,381
8,600	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities, Series 1995, 5.700%, 4/01/20 – AGM Insured (UB)	No Opt. Call	AA	9,746,724
12,070	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose Series 2013C, 5.000%, 3/15/32	3/23 at 100.00	AAA	13,919,365
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
11,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	1,927,310
13,520	0.000%, 8/01/42 – FGIC Insured	No Opt. Call	AA–	2,217,145
10,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	1,436,700
19,900	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	2,676,152
201,690	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	AA–	25,386,720
89,130	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	B	10,337,297
	Sales Tax Asset Receivable Corporation of New York City, New York, Sales Tax Asset Revenue Bonds, Fiscal 2015 Series A:
4,830	5.000%, 10/15/28	10/24 at 100.00	AAA	5,913,659
2,775	5.000%, 10/15/29	10/24 at 100.00	AAA	3,389,496
5,000	5.000%, 10/15/30	10/24 at 100.00	AAA	6,073,900
10,000	5.000%, 10/15/31	10/24 at 100.00	AAA	12,072,200
825	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public Library, Series 1999A, 6.000%, 10/01/19 – NPFG Insured	4/15 at 100.00	A3	828,028
909,580	Total Tax Obligation/Limited			684,767,646
	Transportation – 12.8% (8.6% of Total Investments)
13,950	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/30	No Opt. Call	AA–	16,215,480
8,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2008A, 5.250%, 11/15/36	11/17 at 100.00	AA–	9,608,456
27,285	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D, 5.250%, 11/15/40	11/20 at 100.00	AA–	31,038,870
6,090	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013B, 5.000%, 11/15/30	5/23 at 100.00	AA–	7,047,531
480	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C, 5.000%, 11/15/32	5/23 at 100.00	AA–	549,475
1,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D, 5.250%, 11/15/30	11/23 at 100.00	AA–	2,260,753
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E:
14,000	5.000%, 11/15/31	11/23 at 100.00	AA–	16,239,720
1,785	5.000%, 11/15/32	11/23 at 100.00	AA–	2,057,320
10,000	5.000%, 11/15/38	11/23 at 100.00	AA–	11,387,000

56	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$9,370	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B, 5.250%, 11/15/35	5/24 at 100.00	AA–	$10,992,228
8,055	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	8,991,152
3,400	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	AA–	3,746,460
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Forth Series 2014:
2,100	5.000%, 9/01/33	9/24 at 100.00	AA–	2,476,236
3,950	5.000%, 9/01/34	9/24 at 100.00	AA–	4,646,978
1,000	5.000%, 9/01/35	9/24 at 100.00	AA–	1,172,840
5,155	5.000%, 9/01/36	9/24 at 100.00	AA–	6,032,072
9,755	5.000%, 9/01/39	9/24 at 100.00	AA–	11,362,331
4,185	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 18.172%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA	5,719,891
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	AA–	2,299,900
2,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.500%, 12/01/28	12/15 at 100.00	BBB	2,595,550
5,480	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	AA–	6,664,995
141,240	Total Transportation			163,105,238
	U.S. Guaranteed – 8.9% (6.0% of Total Investments) (5)
5,315	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011, 6.125%, 11/15/30 (Pre-refunded 11/15/20)	11/20 at 100.00	A3 (5)	6,681,699
5,935	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series 2008A, 5.250%, 11/15/32 (Pre-refunded 11/15/17)	11/17 at 100.00	A3 (5)	6,636,220
4,205	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series 2008D, 5.375%, 11/15/32 (Pre-refunded 11/15/17)	11/17 at 100.00	A3 (5)	4,711,955
1,000	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series 2008E, 5.250%, 11/15/32 (Pre-refunded 11/15/17)	11/17 at 100.00	A3 (5)	1,117,320
950	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31 (Pre-refunded 8/15/15)	8/15 at 100.00	N/R (5)	966,749
9,400	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2007A, 5.250%, 7/01/32 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA– (5)	10,122,578
	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk County Issue, Series 1986:
815	7.375%, 7/01/16 (ETM)	No Opt. Call	Aaa	855,530
245	7.375%, 7/01/16 – BIGI Insured (ETM)	No Opt. Call	Aaa	257,184
3,000	Dormitory Authority of the State of New York, School Districts Revenue Bond Financing Program, Peekskill City School District, Series 2005D, 5.000%, 10/01/33 (Pre-refunded 10/01/15) – NPFG Insured	10/15 at 100.00	AA– (5)	3,072,450
2,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 (Pre-refunded 12/01/15) – NPFG Insured	12/15 at 100.00	AA– (5)	2,064,300
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A:
5,090	5.000%, 4/01/23 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AA+ (5)	5,212,923
11,000	4.750%, 4/01/28 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AA+ (5)	11,252,010
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, New York Housing Authority Program, Series 2005A:
4,600	5.000%, 7/01/16 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AA+ (5)	4,655,338
18,865	5.000%, 7/01/25 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AA+ (5)	19,091,946
2,330	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007B, 5.000%, 11/01/30 (Pre-refunded 5/01/17)	5/17 at 100.00	N/R (5)	2,542,869

Nuveen Investments	57

NRK	Nuveen New York AMT-Free Municipal Income Fund
	Portfolio of Investments (continued)	March 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$7,370	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Series 2005C, 5.000%, 6/15/27 – NPFG Insured (Pre-refunded 6/15/15) (UB)	6/15 at 100.00	AA– (5)	$7,442,889
6,045	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 (Pre-refunded 4/30/15) – FGIC Insured	4/15 at 100.00	AA (5)	6,069,361
35	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 (Pre-refunded 8/01/15) – AGM Insured	8/15 at 100.00	AA (5)	35,559
875	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/21 (Pre-refunded 10/01/15) – AMBAC Insured	10/15 at 100.00	N/R (5)	896,131
14,700	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 – NPFG Insured (Pre-refunded 6/01/15) (UB)	6/15 at 100.00	AA+ (5)	14,816,718
	Pavilion Central School District, Genesee County, New York, General Obligation Bonds, Series 2005:
1,650	5.000%, 6/15/16 (Pre-refunded 6/15/15) – AGM Insured	6/15 at 100.00	AA (5)	1,666,434
1,815	5.000%, 6/15/18 (Pre-refunded 6/15/15) – AGM Insured	6/15 at 100.00	AA (5)	1,833,077
	Yonkers, New York, General Obligation Bonds, Series 2005B:
540	5.000%, 8/01/19 (Pre-refunded 8/01/15)	8/15 at 100.00	A3 (5)	548,710
570	5.000%, 8/01/20 (Pre-refunded 8/01/15)	8/15 at 100.00	A3 (5)	579,194
108,350	Total U.S. Guaranteed			113,129,144
	Utilities – 13.8% (9.3% of Total Investments)
2,450	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	2,810,812
3,000	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA	3,319,770
1,045	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	1,165,854
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
8,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	6,367,280
8,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA	6,141,440
20,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	14,717,000
10,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	7,060,300
15,000	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA	10,180,950
10,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	AA	6,499,100
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
21,830	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	22,865,397
27,015	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AA–	28,244,723
2,750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A–	2,878,040
2,590	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A–	2,905,928
3,310	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 5.500%, 5/01/33 – BHAC Insured	5/19 at 100.00	AA+	3,853,469
5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38	5/21 at 100.00	A–	5,549,200
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Refunding Bonds, Niagara Mohawk Power Corporation, Series 1998A, 5.150%, 11/01/25 – AMBAC Insured	6/15 at 100.00	A	5,010,300
6,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.000%, 11/01/24	No Opt. Call	BB+	6,631,885
2,635	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa1	2,714,551
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
9,500	5.000%, 12/15/32	12/23 at 100.00	AAA	11,249,425
22,290	5.000%, 12/15/41	12/23 at 100.00	AAA	26,054,335
185,915	Total Utilities			176,219,759

58	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 7.8% (5.3% of Total Investments)
$7,500	New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution Revenue Bonds Fiscal 2015 Series CC, 4.000%, 6/15/45	No Opt. Call	AA+	$7,837,725
5,160	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	5,864,650
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Series 2007AA, 5.000%, 6/15/37	6/17 at 100.00	AA+	5,400,350
12,085	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)	6/15 at 100.00	AAA	12,206,696
12,365	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)	6/16 at 100.00	AAA	13,023,313
4,085	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2013 Series DD, 5.000%, 6/15/35	6/23 at 100.00	AA+	4,721,770
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal Series 2014DD, 5.000%, 6/15/35	6/24 at 100.00	AA+	11,619,800
3,845	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds Master Financing, Series 2010C, 5.000%, 10/15/35	4/20 at 100.00	AAA	4,400,333
3,095	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds Master Financing, Series 2012B, 5.000%, 2/15/42	2/22 at 100.00	AAA	3,520,996
2,580	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Subordinated Series 2014A, 5.000%, 6/15/30	6/24 at 100.00	AAA	3,106,191
22,340	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, Master Financing Program, Green Bonds Series 2014B, 5.000%, 5/15/44	5/24 at 100.00	AAA	26,066,312
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds, Series 2000, 0.000%, 4/01/23 – AMBAC Insured	No Opt. Call	A1	1,825,879
90,285	Total Water and Sewer			99,594,015
$2,070,277	Total Long-Term Investments (cost $1,767,046,920)			1,892,864,778
	Floating Rate Obligations – (5.5)%			(69,835,000)
	Institutional MuniFund Term Preferred Shares, at Liquidation Value – (6.2)% (6)			(79,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (38.4)% (7)			(488,800,000)
	Other Assets Less Liabilities – 1.6%			19,149,096
	Net Assets Applicable to Common Shares – 100%			$1,274,378,874

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Institutional MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 4.2%.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 25.8%.
(ETM)	Escrowed to maturity.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	59

Statement of
	Assets and Liabilities	March 31, 2015 (Unaudited)

					New York
	New York		New York		Performance
	Value		Value 2		Plus
	(NNY	)	(NYV	)	(NNP	)
Assets
Long-term investments, at value (cost $144,386,537, $32,717,245, and $321,184,807, respectively)	$153,963,540		$37,503,199		$347,526,262
Cash	693,265		187,004		—
Receivable for:
Interest	2,039,131		501,643		4,678,112
Investments sold	940,000		—		2,230,000
Deferred offering costs	—		—		1,132,145
Other assets	562		261		114,286
Total assets	157,636,498		38,192,107		355,680,805
Liabilities
Cash overdraft	—		—		1,672,636
Floating rate obligations	3,255,000		—		22,230,000
Payable for:
Common share dividends	446,388		117,257		882,094
Investments purchased	—		—		—
Offering costs	—		—		—
Institutional MuniFund Term Preferred (“iMTP”) Shares, at liquidation value	—		—		—
Variable Rate MuniFund Term Preferred (“VMTP”) Shares, at liquidation value	—		—		—
Variable Rate Demand Preferred (“VRDP”) Shares, at liquidation value	—		—		89,000,000
Accrued expenses:
Management fees	65,037		19,115		189,496
Directors/Trustees fees	899		221		40,378
Reorganization	—		—		64,981
Other	48,700		20,658		82,350
Total liabilities	3,816,024		157,251		114,161,935
Net assets applicable to common shares	$153,820,474		$38,034,856		$241,518,870
Common shares outstanding	15,191,165		2,349,612		15,063,511
Net asset value (“NAV”) per common share outstanding	$10.13		$16.19		$16.03
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$151,912		$23,496		$150,635
Paid-in surplus	144,979,430		33,599,476		219,945,013
Undistributed (Over-distribution of) net investment income	848,431		277,825		1,889,215
Accumulated net realized gain (loss)	(1,736,302)		(651,895)		(6,807,448)
Net unrealized appreciation (depreciation)	9,577,003		4,785,954		26,341,455
Net assets applicable to common shares	$153,820,474		$38,034,856		$241,518,870
Authorized shares:
Common	250,000,000		Unlimited		200,000,000
Preferred	N/A		N/A		950,000
N/A – Fund is not authorized to issue preferred shares.

See accompanying notes to financial statements.

60	Nuveen Investments

	New York		New York		New York
	Dividend		Dividend		AMT-Free
	Advantage		Advantage 2		Income
	(NAN	)	(NXK	)	(NRK	)
Assets
Long-term investments, at value (cost $193,411,801, $135,128,240 and $1,767,046,920, respectively)	$208,192,016		$144,653,453		$1,892,864,778
Cash	—		271,112		255,602
Receivable for:
Interest	2,920,762		1,869,091		23,588,775
Investments sold	1,310,000		925,000		10,000
Deferred offering costs	71,955		67,302		3,238,239
Other assets	201,237		465		508,742
Total assets	212,695,970		147,786,423		1,920,466,136
Liabilities
Cash overdraft	962,272		—		—
Floating rate obligations	11,215,000		9,405,000		69,835,000
Payable for:
Common share dividends	573,806		361,723		4,988,629
Investments purchased	—		—		1,904,872
Offering costs	—		2,463		—
Institutional MuniFund Term Preferred (“iMTP”) Shares, at liquidation value	—		—		79,000,000
Variable Rate MuniFund Term Preferred (“VMTP”) Shares, at liquidation value	56,000,000		38,000,000		—
Variable Rate Demand Preferred (“VRDP”) Shares, at liquidation value	—		—		488,800,000
Accrued expenses:
Management fees	113,862		76,714		955,603
Directors/Trustees fees	1,166		800		182,069
Reorganization	—		949,992		18,351
Other	59,943		39,250		402,738
Total liabilities	68,926,049		48,835,942		646,087,262
Net assets applicable to common shares	$143,769,921		$98,950,481		$1,274,378,874
Common shares outstanding	9,262,830		6,483,116		87,618,504
Net asset value (“NAV”) per common share outstanding	$15.52		$15.26		$14.54
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$92,628		$64,831		$876,185
Paid-in surplus	130,274,614		91,182,441		1,192,153,304
Undistributed (Over-distribution of) net investment income	784,684		111,992		1,656,995
Accumulated net realized gain (loss)	(2,162,220)		(1,933,996)		(46,125,468)
Net unrealized appreciation (depreciation)	14,780,215		9,525,213		125,817,858
Net assets applicable to common shares	$143,769,921		$98,950,481		$1,274,378,874
Authorized shares:
Common	Unlimited		Unlimited		Unlimited
Preferred	Unlimited		Unlimited		Unlimited

See accompanying notes to financial statements.

Nuveen Investments	61

Statement of
	Operations	Six Months Ended March 31, 2015 (Unaudited)

					New York		New York		New York		New York
	New York		New York		Performance		Dividend		Dividend		AMT-Free
	Value		Value 2		Plus		Advantage		Advantage 2		Income
	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK	)	(NRK	)
Investment Income	$3,544,539		$935,614		$8,000,979		$4,825,209		$3,182,280		$41,554,146
Expenses
Management fees	384,114		112,124		1,120,753		672,771		452,136		5,647,351
Interest expense and amortization of offering costs	7,841		—		148,128		325,702		226,752		810,699
Liquidity fees	—		—		457,261		—		—		1,939,145
Remarketing fees	—		—		44,994		—		—		247,116
Custodian fees	18,071		8,184		30,949		22,993		16,935		145,588
Directors/Trustees fees	2,439		786		4,961		3,099		2,205		26,456
Professional fees	12,769		10,937		19,112		16,352		15,015		58,880
Shareholder reporting expenses	15,428		6,143		34,336		23,158		17,402		55,596
Shareholder servicing agent fees	11,560		113		11,533		8,547		7,754		31,016
Stock exchange listing fees	4,188		188		4,184		11,745		4,301		12,925
Investor relations expenses	3,720		1,257		8,928		7,711		7,712		94,717
Reorganization expenses	—		—		40,000		285,000		620,000		—
Other	6,008		2,911		18,322		12,018		7,970		70,382
Total expenses	466,138		142,643		1,943,461		1,389,096		1,378,182		9,139,871
Net investment income (loss)	3,078,401		792,971		6,057,518		3,436,113		1,804,098		32,414,275
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	606,566		155,210		129,890		162,936		287,811		572,351
Change in net unrealized appreciation (depreciation) of Investments	12,483		395,932		3,009,845		1,445,112		1,008,703		13,725,395
Net realized and unrealized gain (loss)	619,049		551,142		3,139,735		1,608,048		1,296,514		14,297,746
Net increase (decrease) in net assets applicable to common shares from operations	$3,697,450		$1,344,113		$9,197,253		$5,044,161		$3,100,612		$46,712,021

See accompanying notes to financial statements.

62	Nuveen Investments

Statement of
	Changes in Net Assets	(Unaudited)

	New York Value (NNY)		New York Value 2 (NYV)		New York Performance Plus (NNP)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	3/31/15	9/30/14	3/31/15	9/30/14	3/31/15	9/30/14
Operations
Net investment income (loss)	$3,078,401	$6,163,800	$792,971	$1,595,209	$6,057,518	$12,402,862
Net realized gain (loss) from:
Investments	606,566	(1,535,232)	155,210	(281,701)	129,890	(5,598,937)
Swaps	—	—	—	64,300	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	12,483	7,808,893	395,932	2,182,124	3,009,845	20,585,674
Swaps	—	—	—	(182,941)	—	—
Net increase (decrease) in net assets applicable to common shares from operations	3,697,450	12,437,461	1,344,113	3,376,991	9,197,253	27,389,599
Distributions to Common Shareholders
From net investment income	(2,963,797)	(5,872,906)	(764,564)	(1,551,449)	(6,400,487)	(12,834,114)
Decrease in net assets applicable to common shares from distributions to common shareholders	(2,963,797)	(5,872,906)	(764,564)	(1,551,449)	(6,400,487)	(12,834,114)
Capital Share Transactions
Cost of common shares repurchased and retired	—	—	—	—	—	—
Net increase (decrease) in net assets applicable to common shares from capital share transactions	—	—	—	—	—	—
Net increase (decrease) in net assets applicable to common shares	733,653	6,564,555	579,549	1,825,542	2,796,766	14,555,485
Net assets applicable to common shares at the beginning of period	153,086,821	146,522,266	37,455,307	35,629,765	238,722,104	224,166,619
Net assets applicable to common shares at the end of period	$153,820,474	$153,086,821	$38,034,856	$37,455,307	$241,518,870	$238,722,104
Undistributed (Over-distribution of) net investment income at the end of period	$848,431	$733,827	$277,825	$249,418	$1,889,215	$2,232,184

See accompanying notes to financial statements.

Nuveen Investments	63

Statement of Changes in Net Assets (Unaudited) (continued)

	New York		New York		New York
	Dividend Advantage (NAN)		Dividend Advantage 2 (NXK)		AMT-Free Income (NRK)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	3/31/15	9/30/14	3/31/15	9/30/14	3/31/15	9/30/14
Operations
Net investment income (loss)	$3,436,113	$6,210,179	$1,804,098	$3,911,718	$32,414,275	$66,899,020
Net realized gain (loss) from:
Investments	162,936	(1,338,553)	287,811	(1,593,407)	572,351	(19,256,151)
Swaps	—	—	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	1,445,112	11,647,643	1,008,703	7,978,079	13,725,395	95,855,590
Swaps	—	—	—	—	—	—
Net increase (decrease) in net assets applicable to common shares from operations	5,044,161	16,519,269	3,100,612	10,296,390	46,712,021	143,498,459
Distributions to Common Shareholders
From net investment income	(3,520,033)	(7,007,369)	(2,160,828)	(4,293,769)	(32,830,653)	(72,197,648)
Decrease in net assets applicable to common shares from distributions to common shareholders	(3,520,033)	(7,007,369)	(2,160,828)	(4,293,769)	(32,830,653)	(72,197,648)
Capital Share Transactions
Cost of common shares repurchased and retired	(33,525)	—	(1,317)	(64,887)	—	—
Net increase (decrease) in net assets applicable to common shares from capital share transactions	(33,525)	—	(1,317)	(64,887)	—	—
Net increase (decrease) in net assets applicable to common shares	1,490,603	9,511,900	938,467	5,937,734	13,881,368	71,300,811
Net assets applicable to common shares at the beginning of period	142,279,318	132,767,418	98,012,014	92,074,280	1,260,497,506	1,189,196,695
Net assets applicable to common shares at the end of period	$143,769,921	$142,279,318	$98,950,481	$98,012,014	$1,274,378,874	$1,260,497,506
Undistributed (Over-distribution of) net investment income at the end of period	$784,684	$868,604	$111,992	$468,722	$1,656,995	$2,073,373

See accompanying notes to financial statements.

64	Nuveen Investments

Statement of
	Cash Flows	Six Months Ended March 31, 2015 (Unaudited)

	New York	New York
	Performance	Dividend
	Plus	Advantage
	(NNP )	(NAN )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$9,197,253	$5,044,161
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(11,559,493)	(11,148,326)
Proceeds from sales and maturities of investments	19,033,364	13,575,152
Investment transaction adjustments, net	(9,246)	(4,837)
Taxes paid on undistributed capital gains	(20)	—
Amortization (Accretion) of premiums and discounts, net	456,818	342,522
(Amortization of) deferred offering costs	22,637	10,231
(Increase) Decrease in:
Receivable for interest	96,000	(42,847)
Receivable for investments sold	(2,230,000)	(1,310,000)
Other assets	12,714	250,332
Increase (Decrease) in:
Payable for interest	—	(45,613)
Payable for investments purchased	(2,999,687)	(203,572)
Accrued management fees	5,919	3,781
Accrued Directors/Trustees fees	(3,105)	(39)
Accrued reorganization expenses	39,981	—
Accrued other expenses	(12,534)	(6,172)
Net realized (gain) loss from investments	(129,890)	(162,936)
Change in net unrealized (appreciation) depreciation of investments	(3,009,845)	(1,445,112)
Net cash provided by (used in) operating activities	8,910,866	4,856,725
Cash Flows from Financing Activities:
Increase (Decrease) in:
Cash overdraft	918,135	644,614
Floating rate obligations	(3,395,000)	(1,940,000)
Payable for offering costs	—	(25,728)
Cash distributions paid to common shareholders	(6,434,001)	(3,502,086)
Cost of common shares repurchased and retired	—	(33,525)
Net cash provided by (used in) financing activities	(8,910,866)	(4,856,725)
Net Increase (Decrease) in Cash	—	—
Cash at the beginning of period	—	—
Cash at the end of period	$—	$—

	New York		New York
	Performance		Dividend
	Plus		Advantage
Supplemental Disclosure of Cash Flow Information	(NNP	)	(NAN	)
Cash paid for interest (excluding amortization of offering costs)	$125,490		$356,392

See accompanying notes to financial statements.

Nuveen Investments	65

Statement of Cash Flows (Unaudited) (continued)

	New York	New York
	Dividend	AMT-Free
	Advantage 2	Income
	(NXK )	(NRK )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$3,100,612	$46,712,021
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(15,387,804)	(109,702,089)
Proceeds from sales and maturities of investments	15,925,930	128,601,610
Investment transaction adjustments, net	(3,078)	(3,755)
Taxes paid on undistributed capital gains	(49)	(127)
Amortization (Accretion) of premiums and discounts, net	307,425	1,303,849
(Amortization of) deferred offering costs	14,884	61,019
(Increase) Decrease in:
Receivable for interest	66,503	982,157
Receivable for investments sold	(925,000)	19,614,503
Other assets	4,888	40,066
Increase (Decrease) in:
Payable for interest	(30,952)	—
Payable for investments purchased	(1,718,384)	(26,525,169)
Accrued management fees	2,828	31,212
Accrued Directors/Trustees fees	(28)	(11,817)
Accrued reorganization expenses	619,992	(95,556)
Accrued other expenses	(12,809)	(30,333)
Net realized (gain) loss from investments	(287,811)	(572,351)
Change in net unrealized (appreciation) depreciation of investments	(1,008,703)	(13,725,395)
Net cash provided by (used in) operating activities	668,444	46,679,845
Cash Flows from Financing Activities:
Increase (Decrease) in:
Cash overdraft	—	—
Floating rate obligations	5,000	(14,150,000)
Payable for offering costs	(29,548)	(92,248)
Cash distributions paid to common shareholders	(2,141,911)	(33,155,618)
Cost of common shares repurchased and retired	(1,317)	—
Net cash provided by (used in) financing activities	(2,167,776)	(47,397,866)
Net Increase (Decrease) in Cash	(1,499,332)	(718,021)
Cash at the beginning of period	1,770,444	973,623
Cash at the end of period	$271,112	$255,602

	New York		New York
	Dividend		AMT-Free
	Advantage 2		Income
Supplemental Disclosure of Cash Flow Information	(NXK	)	(NRK	)
Cash paid for interest (excluding amortization of offering costs)	$242,820		$672,459

See accompanying notes to financial statements.

66	Nuveen Investments

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Nuveen Investments	67

Financial
Highlights (Unaudited)

Selected data for a common share outstanding throughout each period:

		Investment Operations				Less Distributions to Common Shareholders			Common Share
	Beginning Common Share NAV	Net Investment Income (Loss	)	Net Realized/ Unrealized Gain (Loss )	Total	From Net Investment Income	From Accumu- lated Net Realized Gains	Total	Ending NAV	Ending Share Price
New York Value (NNY)
Year Ended 9/30:
2015(d)	$10.08	$0.20		$0.05	$0.25	$(0.20)	$—	$(0.20)	$10.13	$9.74
2014	9.65	0.41		0.41	0.82	(0.39)	—	(0.39)	10.08	9.71
2013	10.41	0.40		(0.75)	(0.35)	(0.39)	(0.02)	(0.41)	9.65	8.97
2012	9.93	0.42		0.48	0.90	(0.42)	—	(0.42)	10.41	10.55
2011	10.02	0.43		(0.08)	0.35	(0.43)	(0.01)	(0.44)	9.93	9.47
2010	9.91	0.42		0.14	0.56	(0.43)	(0.02)	(0.45)	10.02	9.88

New York Value 2 (NYV)
Year Ended 9/30:
2015(d)	15.94	0.34		0.24	0.58	(0.33)	—	(0.33)	16.19	14.84
2014	15.16	0.68		0.76	1.44	(0.66)	—	(0.66)	15.94	14.44
2013	16.36	0.72		(1.25)	(0.53)	(0.67)	—	(0.67)	15.16	13.99
2012	15.36	0.72		0.95	1.67	(0.67)	—	(0.67)	16.36	16.33
2011	16.10	0.75		(0.74)	0.01	(0.75)	—	(0.75)	15.36	14.13
2010	15.91	0.79		0.17	0.96	(0.77)	—	(0.77)	16.10	15.38

(a)
Total Return Based on Common share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

68	Nuveen Investments

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets

Based on NAV (a)	Based on Share Price (a)	Ending Net Assets (000)	Expenses	(b)	Net Investment Income (Loss)		Portfolio Turnover Rate	(c)

2.44%	2.31%	$153,820	0.61	%*	4.01	%*	14%
8.63	12.76	153,087	0.63		4.13		23
(3.51)	(11.41)	146,522	0.61		3.97		21
9.23	16.11	157,979	0.65		4.14		10
3.62	0.39	150,555	0.65		4.40		10
5.82	8.78	152,031	0.67		4.30		5

3.63	5.02	38,035	0.76	*	4.20	*	8
9.69	8.12	37,455	0.76		4.37		19
(3.36)	(10.46)	35,630	0.74		4.50		3
11.12	20.74	38,434	0.75		4.55		10
0.27	(3.15)	36,040	0.77		4.99		18
6.26	9.12	37,796	0.74		5.04		2

(b)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities, as follows:

New York Value (NNY)
Year Ended 9/30:
2015(d)	0.01	%*
2014	0.01
2013	0.01
2012	0.01
2011	0.01
2010	0.01

New York Value 2 (NYV)
Year Ended 9/30:
2015(d)	—%
2014	—
2013	—
2012	—
2011	—
2010	—

(c)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(d)	For the six months ended March 31, 2015.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	69

Financial Highlights (Unaudited) (continued)

Selected data for a common share outstanding throughout each period:

		Investment Operations								Less Distributions to Common Shareholders			Common Share
	Beginning Common Share NAV	Net Investment Income (Loss	)	Net Realized/ Unrealized Gain (Loss )	Distributions from Net Investment Income to ARPS Share- holders	(a)	Distributions from Accumu- lated Net Realized Gains to ARPS Share- holders	(a)	Total	From Net Investment Income	From Accumu- lated Net Realized Gains	Total	Discount Per Share Repur- chased and Retired		Ending NAV	Ending Share Price
New York Performance Plus (NNP)
Year Ended 9/30:
2015(f)	$15.85	$0.40		$0.20	$—		$—		$0.60	$(0.42)	$—	$(0.42)	$—		$16.03	$14.73
2014	14.88	0.82		1.00	—		—		1.82	(0.85)	—	(0.85)	—		15.85	13.93
2013	16.84	0.83		(1.89)	—		—		(1.06)	(0.86)	(0.04)	(0.90)	—		14.88	13.68
2012	15.86	0.86		1.00	—		—		1.86	(0.88)	—	(0.88)	—		16.84	17.18
2011	16.05	0.88		(0.18)	—		—		0.70	(0.88)	(0.01)	(0.89)	—		15.86	14.93
2010	15.63	0.91		0.38	(0.01)		—	*	1.28	(0.84)	(0.02)	(0.86)	—		16.05	15.52

New York Dividend Advantage (NAN)
Year Ended 9/30:
2015(f)	15.36	0.37		0.17	—		—		0.54	(0.38)	—	(0.38)	—	*	15.52	13.87
2014	14.33	0.67		1.12	—		—		1.79	(0.76)	—	(0.76)	—		15.36	13.33
2013	16.13	0.70		(1.71)	—		—		(1.01)	(0.76)	(0.03)	(0.79)	—		14.33	12.91
2012	15.01	0.73		1.19	—		—		1.92	(0.79)	(0.01)	(0.80)	—		16.13	16.00
2011	15.17	0.76		(0.10)	—	*	—		0.66	(0.79)	(0.03)	(0.82)	—		15.01	13.70
2010	14.82	0.84		0.34	(0.01)		—	*	1.17	(0.78)	(0.04)	(0.82)	—		15.17	14.43

(a)	The amounts shown for Auction Rate Preferred Shares (“ARPS”) are based on common share equivalents.
(b)
Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

*	Rounds to less than $0.01 per share.

70	Nuveen Investments

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets(c)

Based on NAV (b)	Based on Share Price (b)	Ending Net Assets (000)	Expenses	(d)	Net Investment Income (Loss)		Portfolio Turnover Rate	(e)

3.84%	8.87%	$241,519	1.60	%**	5.05	%**	3%
12.57	8.22	238,722	1.67		5.38		19
(6.57)	(15.66)	224,167	1.63		5.12		16
12.05	21.58	253,426	1.64		5.27		11
4.78	2.30	238,572	1.77		5.77		6
8.46	11.39	241,450	1.53		5.84		9

3.54	6.97	143,770	1.74	**	4.99	**	5
12.79	9.29	142,279	2.55		4.54		20
(6.48)	(14.81)	132,767	2.35		4.51		14
13.05	23.20	149,417	2.37		4.71		9
4.75	0.98	139,060	2.42		5.26		10
8.28	14.63	140,525	1.74		5.74		10

(c)
Ratios do not reflect the effect of dividend payments to ARPS shareholders, during periods when ARPS were outstanding; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS, and other subsequent forms of preferred shares issued by the Fund, where applicable.

(d)
The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 4 – Fund Shares, Preferred Shares) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities), where applicable, as follows:

New York Performance Plus (NNP)
Year Ended 9/30:
2015(f)	0.54	%**
2014	0.58
2013	0.59
2012	0.61
2011	0.70
2010	0.40

New York Dividend Advantage (NAN)
Year Ended 9/30:
2015(f)	0.45	%**
2014	1.20
2013	1.26
2012	1.27
2011	1.27
2010	0.63

(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(f)	For the six months ended March 31, 2015.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	71

Financial Highlights (Unaudited) (continued)

Selected data for a common share outstanding throughout each period:

		Investment Operations							Less Distributions to Common Shareholders			Common Share
	Beginning Common Share NAV	Net Investment Income (Loss	)	Net Realized/ Unrealized Gain (Loss )	Distributions from Net Investment Income to ARPS Share- holders (a)	Distributions from Accumu- lated Net Realized Gains to ARPS Share- holders	(a)	Total	From Net Investment Income	From Accumu- lated Net Realized Gains	Total	Discount per Share Repur- chased and Retired		Ending NAV	Ending Share Price
New York Dividend Advantage 2 (NXK)
Year Ended 9/30:
2015(g)	$15.12	$0.28		$0.19	$—	$—		$0.47	$(0.33)	$—	$(0.33)	$—	*	$15.26	$13.55
2014	14.19	0.60		0.99	—	—		1.59	(0.66)	—	(0.66)	—	*	15.12	13.17
2013	15.96	0.66		(1.69)	—	—		(1.03)	(0.72)	(0.02)	(0.74)	—		14.19	12.69
2012	14.94	0.72		1.10	—	—		1.82	(0.80)	—	(0.80)	—		15.96	15.51
2011	15.13	0.74		(0.13)	—	—		0.61	(0.80)	—	(0.80)	—		14.94	13.60
2010	14.76	0.83		0.36	(0.01)	—	*	1.18	(0.80)	(0.01)	(0.81)	—		15.13	14.37

New York AMT-Free Income (NRK)
Year Ended 9/30:
2015(g)	14.39	0.37		0.15	—	—		0.52	(0.37)	—	(0.37)	—		14.54	13.07
2014	13.57	0.76		0.88	—	—		1.64	(0.82)	—	(0.82)	—		14.39	12.80
2013	15.44	0.76		(1.87)	—	—		(1.11)	(0.74)	(0.02)	(0.76)	—		13.57	12.24
2012	15.03	0.66		0.46	—	—		1.12	(0.70)	(0.01)	(0.71)	—		15.44	15.29
2011	15.36	0.65		(0.24)	—	—		0.41	(0.74)	—	(0.74)	—		15.03	13.86
2010	15.18	0.77		0.23	(0.01)	(0.01)		0.98	(0.73)	(0.07)	(0.80)	—		15.36	14.75

(a)	The amounts shown for ARPS are based on common share equivalents.
(b)
Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

*	Rounds to less than $0.01 per share.

72	Nuveen Investments

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets Before Reimbursement(c)				Ratios to Average Net Assets After Reimbursement(c)(d)

Based on NAV (b)	Based on Share Price (b)	Ending Net Assets (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)	Portfolio Turnover Rate	(f)

3.14%	5.47%	$98,950	2.16	%***	4.28	%***	N/A		N/A	11%
11.49	9.18	98,012	2.70		4.15		N/A		N/A	23
(6.67)	(13.85)	92,074	2.30		4.29		N/A		N/A	17
12.47	20.38	103,527	2.32		4.66		N/A		N/A	10
4.38	0.49	96,940	2.44		5.12		2.41%		5.16%	14
8.27	13.65	98,156	1.74		5.54		1.63		5.65	6

3.67	5.06	1,274,379	1.44	***	5.11	***	N/A		N/A	6
12.48	11.53	1,260,498	1.57		5.50		N/A		N/A	25
(7.40)	(15.46)	1,189,197	1.77		5.26		N/A		N/A	27
7.63	15.78	54,140	2.82		4.35		N/A		N/A	15
2.91	(0.81)	52,694	2.91		4.44		2.89		4.47	6
6.70 **	13.97	53,866	1.95		5.01		1.81		5.15	4

(c)
Ratios do not reflect the effect of dividend payments to ARPS shareholders, during periods when ARPS were outstanding; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS, and other subsequent forms of preferred shares issued by the Fund, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. As of March 31, 2011 and November 30, 2010, the Adviser is no longer reimbursing New York Dividend Advantage 2 (NXK) and New York AMT-Free Income (NRK), respectively, for any fees or expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 4 – Fund Shares, Preferred Shares) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities), where applicable, as follows:

New York Dividend Advantage 2 (NXK)
Year Ended 9/30:
2015(g)	0.46	%***
2014	1.20
2013	1.20
2012	1.20
2011	1.29
2010	0.63

New York AMT-Free Income (NRK)
Year Ended 9/30:
2015(g)	0.47	%***
2014	0.58
2013	0.70
2012	1.59
2011	1.66
2010	0.77

(f)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(g)	For the six months ended March 31, 2015.
**
During the fiscal year ended September 30, 2010, New York AMT-Free Income (NRK) received payments from the Adviser of $35,020 to offset losses realized on the disposal of investments purchased in violation of the Fund’s investment restrictions. This reimbursement did not have an impact on the Fund’s Total Return on Common Share NAV.

***	Annualized.
N/A	Fund no longer has a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	73

Financial Highlights (Unaudited) (continued)

	ARPS at the End of Period		MTP Shares at the End of Period(a)		VMTP Shares at the End of Period		VRDP Shares at the End of Period		ARPS and MTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $25,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $10 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Asset Coverage Per $1 Liquidation Preference
New York Performance Plus (NNP)
Year Ended 9/30:
2015(b)	$—	$—	$—	$—	$—	$—	$89,000	$371,370	$—
2014	—	—	—	—	—	—	89,000	368,227	—
2013	—	—	—	—	—	—	89,000	351,873	—
2012	—	—	—	—	—	—	89,000	384,748	—
2011	—	—	—	—	—	—	89,000	368,059	—
2010	—	—	—	—	—	—	89,000	371,292	—

New York Dividend Advantage (NAN)
Year Ended 9/30:
2015(b)	—	—	—	—	56,000	356,732	—	—	—
2014	—	—	—	—	56,000	354,070	—	—	—
2013	—	—	55,360	33.98	—	—	—	—	—
2012	—	—	55,360	36.99	—	—	—	—	—
2011	—	—	55,360	35.12	—	—	—	—	—
2010	21,900	92,690	30,000	37.08	—	—	—	—	3.71

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	2014		2013	2012	2011		2010
New York Dividend Advantage (NAN)
Series 2015 (NAN PRC)
Ending Market Value per Share	$—		$10.09	$10.08	$10.09		$10.16
Average Market Value per Share	10.04	^^^	10.09	10.11	10.08		10.09	^
Series 2016 (NAN PRD)
Ending Market Value per Share	—		10.02	10.09	10.06		—
Average Market Value per Share	10.05	^^^	10.10	10.11	9.95	^^	—

(b)	For the six months ended March 31, 2015.
^	For the period December 21, 2009 (first issuance date of shares) through September 30, 2010.
^^	For the period December 13, 2010 (first issuance date of shares) through September 30, 2011.
^^^	For the period October 1, 2013 through June 13, 2014.

74	Nuveen Investments

	iMTP Shares at the End of Period		MTP Shares at the End of Period(a)		VMTP Shares at the End of Period		VRDP Shares at the End of Period		iMTP, MTP, VMTP and/or VRDP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $5,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $10 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Asset Coverage Per $1 Liquidation Preference
New York Dividend Advantage 2 (NXK)
Year Ended 9/30:
2015(b)	$—	$—	$—	$—	$38,000	$360,396	$—	$—	$—
2014	—	—	—	—	38,000	357,926	—	—	—
2013	—	—	37,890	34.30	—	—	—	—	—
2012	—	—	37,890	37.32	—	—	—	—	—
2011	—	—	37,890	35.58	—	—	—	—	—
2010	—	—	37,890	35.91	—	—	—	—	—

New York AMT-Free Income (NRK)
Year Ended 9/30:
2015(b)	79,000	16,222	—	—	—	—	488,800	324,442	3.24
2014	79,000	16,100	—	—	—	—	488,800	321,997	3.22
2013	—	—	27,680	30.97	50,700	309,668	488,800	309,668	3.10
2012	—	—	27,680	29.56	—	—	—	—	—
2011	—	—	27,680	29.04	—	—	—	—	—
2010	—	—	27,680	29.46	—	—	—	—	—

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	2014		2013	2012	2011	2010
New York Dividend Advantage 2 (NXK)
Series 2015 (NXK PRC)
Ending Market Value per Share	$—		$10.05	$10.07	$10.11	$10.14
Average Market Value per Share	10.03	ΩΩ	10.06	10.09	10.05	10.05	Ω

New York AMT-Free Income (NRK)
Series 2015 (NRK PRC)
Ending Market Value per Share	—		10.01	10.14	10.10	10.33
Average Market Value per Share	10.04	ΩΩ	10.07	10.10	10.06	10.09	Ω

(b)	For the six months ended March 31, 2015.
Ω	For the period April 14, 2010 (first issuance date of shares) through September 30, 2010.
ΩΩ	For the period October 1, 2013 through June 13, 2014.

See accompanying notes to financial statements.

Nuveen Investments	75

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Fund Information
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) or NYSE MKT symbols are as follows (each a “Fund” and collectively, the “Funds”):

• Nuveen New York Municipal Value Fund, Inc. (NNY) (“New York Value (NNY)”)
• Nuveen New York Municipal Value Fund 2 (NYV) (“New York Value 2 (NYV)”)
• Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (“New York Performance Plus (NNP)”)
• Nuveen New York Dividend Advantage Municipal Fund (NAN) (“New York Dividend Advantage (NAN)”)
• Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (“New York Dividend Advantage 2 (NXK)”)
• Nuveen New York AMT-Free Municipal Income Fund (NRK) (“New York AMT-Free Income (NRK)”)

The Funds are registered under the Investment Company Act of 1940, as amended, as diversified (non-diversified for New York Municipal Value 2 (NYV)), closed-end management investment companies. Common shares of New York Value (NNY), New York Performance Plus (NNP), New York Dividend Advantage (NAN), and New York AMT-Free Income (NRK) are traded on the NYSE. Common shares of New York Value 2 (NYV) and New York Dividend Advantage 2 (NKX) are traded on the NYSE MKT. New York Value (NNY) and New York Performance Plus (NNP) were incorporated under the state laws of Minnesota on July 14, 1987 and October 6, 1989, respectively. New York Value 2 (NYV), New York Dividend Advantage (NAN), New York Dividend Advantage 2 (NXK) and New York AMT-Free Income (NRK) were organized as Massachusetts business trusts on January 26, 2009, December 1, 1998, June 1, 1999 and April 9, 2002, respectively.

The end of the reporting period for the Funds is March 31, 2015, and the period covered by these Notes to Financial Statements is the six months ended March 31, 2015 (“the current fiscal period”).

Investment Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). The Adviser is responsible for each Fund’s overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Investment Objectives and Principal Investment Strategies
Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes, and in the case of New York AMT-Free Income (NRK) the alternative minimum tax applicable to individuals, by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within the state of New York or certain U.S. territories.

Fund Reorganizations
On January 15, 2015, the Funds’ Board of Directors/Trustees approved a series of reorganizations for certain New York funds included in this report (the “Reorganizations). The Reorganizations are intended to create one, larger-state Fund, which would potentially offer shareholders the following benefits:

• Lower Fund expense ratios (excluding the effects of leverage), as fixed costs are spread over a larger asset base;
• Enhanced secondary market trading, as larger Funds potentially make it easier for investors to buy and sell Fund shares;
• Lower per share trading costs through reduced bid/ask spreads due to a larger common share float; and
• Increased Fund flexibility in managing the structure and cost of leverage over time.

The approved Reorganizations are as follows:

Target Funds	Acquiring Fund
New York Performance Plus (NNP)	New York Dividend Advantage (NAN)
New York Dividend Advantage 2 (NXK)

The Reorganizations are subject to customary conditions, including shareholder approval at annual shareholder meetings.

76	Nuveen Investments

Upon the closing of the Reorganizations, the Target Funds will transfer their assets to the Acquiring Fund in exchange for common and preferred shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Funds. The Target Funds will then be liquidated, dissolved and terminated in accordance with their Declaration of Trust. Shareholders of the Target Funds will become shareholders of the Acquiring Fund. Holders of common shares of the Target Funds will receive newly issued common shares of the Acquiring Fund, the aggregate net asset value (“NAV”) of which is equal to the aggregate NAV of the common shares of the Target Funds held immediately prior to the Reorganizations (including for this purpose fractional Acquiring Funds shares to which shareholders would be entitled). Holders of preferred shares of the Target Funds will receive on a one-for-one basis newly issued preferred shares of the Acquiring Fund, in exchange for preferred shares of the Target Funds held immediately prior to the Reorganizations.

Significant Accounting Policies
Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to earmark securities in the Funds’ portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

As of the end of the reporting period, the Funds’ outstanding when-issued/delayed delivery purchase commitments were as follows:

					New York		New York		New York		New York
	New York		New York		Performance		Dividend		Dividend		AMT-Free
	Value		Value 2		Plus		Advantage		Advantage 2		Income
	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK	)	(NRK	)
Outstanding when-issued/delayed delivery purchase commitments	$—		$—		$—		$—		$—		$1,904,872

Investment Income
Investment income, which reflects the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal corporate income tax regulations, which may differ from U.S. GAAP.

Indemnifications
Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

Nuveen Investments	77

Notes to Financial Statements (Unaudited) (continued)

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Prices of fixed income securities are provided by a pricing service approved by the Funds’ Board of Directors/Trustees (the “Board”). The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the NASDAQ National Market (“NASDAQ”) are valued at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the quoted bid price and are generally classified as Level 2.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

78	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

New York Value (NNY)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$153,963,540	$—	$153,963,540

New York Value 2 (NYV)
Long-Term Investments*:
Municipal Bonds	$—	$37,503,199	$—	$37,503,199

New York Performance Plus (NNP)
Long-Term Investments*:
Municipal Bonds	$—	$343,395,488	$—	$343,395,488
Common Stocks	4,130,774	—	—	4,130,774
Total	$4,130,774	$343,395,488	$—	$347,526,262

New York Dividend Advantage (NAN)
Long-Term Investments*:
Municipal Bonds	$—	$208,192,016	$—	$208,192,016

New York Dividend Advantage 2 (NXK)
Long-Term Investments*:
Municipal Bonds	$—	$144,653,453	$—	$144,653,453

New York AMT-Free Income (NRK)
Long-Term Investments*:
Municipal Bonds	$—	$1,892,864,778	$—	$1,892,864,778

*    Refer to the Fund’s Portfolio of Investments for industry classifications.

The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)
If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

Nuveen Investments	79

Notes to Financial Statements (Unaudited) (continued)

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose trust (referred to as the “Trust”) created by or at the direction of one or more Funds. In turn, the Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the Trust from a third party liquidity provider, or by the sale of assets from the Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par, and (b) have the trustee of the Trust transfer the Underlying Bond held by the Trust to the Fund, thereby collapsing the Trust.

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a Trust created at its direction, and in return receives the Inverse Floater of the Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing the Floaters issued by the Trust as liabilities, at their liquidation value on the Statement of Assets and Liabilities as “Floating rate obligations.” In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond and recognizes the related interest paid to the holders of the Floaters as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the inverse floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters and the expenses of the Trust), and does not show the amount of that interest paid as an interest expense on the Statement of Operations.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited Inverse Floaters during the current fiscal period were as follows:

					New York		New York		New York		New York
	New York		New York		Performance		Dividend		Dividend		AMT-Free
	Value		Value 2		Plus		Advantage		Advantage 2		Income
Self-Deposited Inverse Floaters	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK	)	(NRK	)
Average floating rate obligations outstanding	$3,255,000		$—		$25,270,577		$12,952,473		$9,405,000		$82,507,802
Average annual interest rate and fees	0.48%		—%		0.54%		0.57%		0.55%		0.46%

As of the end of the reporting period, the total amount of floating rate obligations associated with each Fund’s self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

					New York		New York		New York		New York
	New York		New York		Performance		Dividend		Dividend		AMT-Free
	Value		Value 2		Plus		Advantage		Advantage 2		Income
Floating Rate Obligations Outstanding	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK	)	(NRK	)
Floating rate obligations: self-deposited Inverse Floaters	$3,255,000		$—		$22,230,000		$11,215,000		$9,405,000		$69,835,000
Floating rate obligations: externally-deposited Inverse Floaters	975,000		2,000,000		18,235,000		9,565,000		1,680,000		44,220,000
Total	$4,230,000		$2,000,000		$40,465,000		$20,780,000		$11,085,000		$114,055,000

80	Nuveen Investments

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement” or “credit recovery swap”) (Trusts involving such agreements are referred to herein as Recourse Trusts”), under which a Fund agrees to reimburse the liquidity provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the Trust may fall short of the liquidation value of the Floaters issued by the Trust, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters. At period end, any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of the end of the reporting period, each Fund’s maximum exposure to the floating rate obligations issued by externally-deposited Recourse Trusts, was as follows:

					New York		New York		New York		New York
	New York		New York		Performance		Dividend		Dividend		AMT-Free
Floating Rate Obligations-	Value		Value 2		Plus		Advantage		Advantage 2		Income
Externally-Deposited Recourse Trusts	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK	)	(NRK	)
Maximum exposure to Recourse Trusts	$—		$2,000,000		$9,375,000		$7,245,000		$—		$31,665,000

Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund invests, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain derivative instruments such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Although the Funds are authorized to invest in derivative instruments and may do so in the future, they did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

4. Fund Shares

Common Share Transactions
Transactions in common shares during the Funds’ current and prior fiscal period were as follows:

New York
	New York Value (NNY)		New York Value 2 (NYV)		Performance Plus (NNP)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	3/31/15	9/30/13	3/31/15	9/30/13	3/31/15	9/30/13
Common shares:
Issued to shareholders due to reinvestment of distributions	—	14,833	—	849	—	17,886

Nuveen Investments	81

Notes to Financial Statements (Unaudited) (continued)

	New York		New York		New York
	Dividend Advantage (NAN)		Dividend Advantage 2 (NXK)		AMT-Free Income (NRK)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	3/31/15	9/30/13	3/31/15	9/30/13	3/31/15	9/30/13
Common shares:
Issued in reorganizations	—	—	—	—	—	84,111,257
Issued to shareholders due to reinvestment of distributions	—	—	—	—	—	687
Repurchased and retired	(2,500)	—	(100)	—	—	—
Total	(2,500)	—	(100)	—	—	84,111,944
Weighted average common share:
Price per share repurchased and retired	$13.39	—	$13.15	—	—	—
Discount per share repurchased and retired	14.44%	—	14.16%	—	—	—

Preferred Shares

Institutional MuniFund Term Preferred Shares
The following Fund has issued and outstanding Institutional MuniFund Term Preferred (“iMTP”) Shares, with a $5,000 liquidation value per share. iMTP Shares are issued via private placement and are not publicly available.

As of the end of the reporting period, details of iMTP Shares outstanding were as follows:

			Shares
			Outstanding
			at $5,000
		Shares	Per Share
Fund	Series	Outstanding	Liquidation Value
New York AMT-Free Income (NRK)	2017	15,800	$79,000,000

The Fund is obligated to redeem its iMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. iMTP Shares are subject to optional and mandatory redemption in certain circumstances. The iMTP Shares are not subject to redemption at the option of the Fund for one year following the date of issuance (“Non-Call Expiration Date”), at which point the Fund may begin to redeem at its option (“Optional Redemption Date”). The Fund may be obligated to redeem certain of the iMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for the Fund’s iMTP Shares are as follows:

		Term	Optional	Non-Call
Fund	Series	Redemption Date	Redemption Date	Expiration Date
New York AMT-Free Income (NRK)	2017	October 1, 2017	April 1, 2015	March 31, 2015

The average liquidation value of iMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:

	New York
	AMT-Free
	Income
	(NRK	)
Average liquidation value of iMTP Shares outstanding	$79,000,000
Annualized dividend rate	0.65%

iMTP Shares generally do not trade, and market quotations are generally not available. iMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount established at the time of issuance. The fair value of iMTP Shares is expected to be approximately their liquidation par value so long as the fixed “spread” on the iMTP Shares remains roughly in line with the “spread” rates being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Fund’s Adviser has determined that the fair value of iMTP Shares is their liquidation value, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation value of iMTP Shares is recorded as a liability and recognized as “Institutional MuniFund Term Preferred (“iMTP”) Shares, at liquidation value” on the Statement of Assets and Liabilities.

82	Nuveen Investments

Dividends on the iMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly. Unpaid dividends on iMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on iMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Costs incurred by the Fund in connection with its offering of iMTP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as components of “Deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

Variable Rate MuniFund Term Preferred Shares
The following Funds have issued and outstanding Variable Rate MuniFund Term Preferred (“VMTP”) Shares, with a $100,000 liquidation value per share. VMTP Shares are issued via private placement and are not publicly available.

As of the end of the reporting period, VMTP Shares outstanding, at liquidation value, for each Fund were as follows:

			Shares
			Outstanding
			at $100,000
		Shares	Per Share
Fund	Series	Outstanding	Liquidation Value
New York Dividend Advantage (NAN)	2017	560	$56,000,000
New York Dividend Advantage 2 (NXK)	2017	380	$38,000,000

Each Fund is obligated to redeem its VMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares are subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to payment of premium for one year following the date of issuance (“Premium Expiration Date”), and at par thereafter. Each Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s VMTP Shares are as follows:

		Term	Optional	Premium
Fund	Series	Redemption Date	Redemption Date	Expiration Date
New York Dividend Advantage (NAN)	2017	July 1, 2017	July 1, 2015	June 30, 2015
New York Dividend Advantage 2 (NXK)	2017	July 1, 2017	July 1, 2015	June 30, 2015

The average liquidation value of VMTP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

	New York		New York
	Dividend		Dividend
	Advantage		Advantage 2
	(NAN	)	(NXK	)
Average liquidation value of VMTP Shares outstanding	$56,000,000		$38,000,000
Annualized dividend rate	0.98%		0.98%

VMTP Shares generally do not trade, and market quotations are generally not available. VMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount established at the time of issuance. The fair value of VMTP Shares is expected to be approximately their liquidation par value so long as the fixed “spread” on the VMTP Shares remains roughly in line with the “spread” rates being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that fair value of VMTP Shares is their liquidation value, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation value of VMTP Shares is a liability and is recognized as “Variable Rate MuniFund Term Preferred (“VMTP”) Shares, at liquidation value” on the Statement of Assets and Liabilities.

Dividends on the VMTP shares (which are treated as interest payments for financial reporting purposes) are set weekly. Unpaid dividends on VMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Costs incurred by the Funds in connection with each Fund’s offering of VMTP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as components of “Deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

Nuveen Investments	83

Notes to Financial Statements (Unaudited) (continued)

Variable Rate Demand Preferred Shares
The following Funds have issued and outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation value per share. VRDP Shares are issued via private placement and are not publicly available.

As of the end of the reporting period, the details of the Funds’ VRDP Shares outstanding were as follows:

			Shares Outstanding at
		Shares	$100,000 Per Share
Fund	Series	Outstanding	Liquidation Value	Maturity
New York Performance Plus (NNP)	1	890	$89,000,000	March 1, 2040
New York AMT-Free Income (NRK)
	1	1,123	$112,300,000	August 1, 2040
	2	1,648	$164,800,000	August 1, 2040
	3	1,617	$161,700,000	December 1, 2040
	4	500	$50,000,000	June 1, 2040

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee of 0.10% of the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares are continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

The average liquidation value of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

	New York		New York
	Performance		AMT-Free
	Plus		Income
	(NNP	)	(NRK	)
Average liquidation value of VRDP Shares outstanding	$89,000,000		$488,800,000
Annualized dividend rate	0.13%		0.09%

For financial reporting purposes, the liquidation value of VRDP Shares is a liability and is recognized as “Variable Rate Demand Preferred (“VRDP”) Shares, at liquidation value” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on the VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are being amortized over the life of the shares and are recognized as a component of “Deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offerings costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees,” respectively, on the Statement of Operations.

Preferred Share Transactions
Transactions in preferred shares for the Funds during the Funds’ current and prior fiscal period, where applicable, are noted in the following tables.

Transactions in iMTP Shares for the Funds, where applicable, were as follows:

	Year Ended
	September 30, 2014
	Series	Shares	Amount
New York AMT-Free Income (NRK)
iMTP Shares issued	2017	15,800	$79,000,000

84	Nuveen Investments

Transactions in MTP Shares for the Funds, where applicable, were as follows:

	Year Ended
	September 30, 2014
	Series	NYSE Ticker	Shares	Amount
New York Dividend Advantage (NAN)
MTP Shares redeemed	2015	NAN PRC	(3,000,000)	$(30,000,000)
	2016	NAN PRD	(2,536,000)	(25,360,000)
Total			(5,536,000)	$(55,360,000)
New York Dividend Advantage 2 (NXK)
MTP Shares redeemed	2015	NXK PRC	(3,789,000)	$(37,890,000)
New York AMT-Free Income (NRK)
MTP Shares redeemed	2015	NRK PRC	(2,768,000)	$(27,680,000)

Transactions in VMTP Shares for the Funds, where applicable, were as follows:

	Year Ended
	September 30, 2014
	Series	Shares	Amount
New York Dividend Advantage (NAN)
VMTP Shares issued	2017	560	$56,000,000
New York Dividend Advantage 2 (NXK)
VMTP Shares issued	2017	380	$38,000,000
New York AMT-Free Income (NRK)
VMTP Shares redeemed	2014	(507)	$(50,700,000)

5. Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:

					New York		New York		New York		New York
	New York		New York		Performance		Dividend		Dividend		AMT-Free
	Value		Value 2		Plus		Advantage		Advantage 2		Income
	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK	)	(NRK	)
Purchases	$21,878,794		$3,082,067		$11,559,493		$11,148,326		$15,387,804		$109,702,089
Sales and maturities	21,484,556		3,823,431		19,033,364		13,575,152		15,925,930		128,601,610

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, and in the case of New York AMT-Free Income (NRK) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

Nuveen Investments	85

Notes to Financial Statements (Unaudited) (continued)

As of March 31, 2015, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

					New York		New York		New York		New York
	New York		New York		Performance		Dividend		Dividend		AMT-Free
	Value		Value 2		Plus		Advantage		Advantage 2		Income
	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK	)	(NRK	)
Cost of investments	$140,707,412		$32,449,479		$297,743,574		$181,963,532		$125,368,759		$1,695,856,992
Gross unrealized:
Appreciation	$10,815,886		$5,480,731		$29,208,660		$16,238,552		$10,672,057		$157,499,739
Depreciation	(816,783)		(427,011)		(1,658,781)		(1,227,082)		(787,547)		(30,325,739)
Net unrealized appreciation (depreciation) of investments	$9,999,103		$5,053,720		$27,549,879		$15,011,470		$9,884,510		$127,174,000

Permanent differences, primarily due to federal taxes paid, taxable market discount, nondeductible offering costs, nondeductible reorganization expenses and reorganization adjustments resulted in reclassifications among the Funds’ components of common share net assets as of September 30, 2014, the Funds’ last tax year end, as follows:

					New York		New York		New York		New York
	New York		New York		Performance		Dividend		Dividend		AMT-Free
	Value		Value 2		Plus		Advantage		Advantage 2		Income
	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK	)	(NRK	)
Paid-in-surplus	$—		$—		$(70,291)		$(650,482)		$(611,625)		$747,229
Undistributed (Over-distribution of) net investment income	(59,694)		(337)		57,983		582,164		610,744		(795,273)
Accumulated net realized gain (loss)	59,694		337		12,308		68,318		881		48,044

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of September 30, 2014, the Funds’ last tax year end, were as follows:

					New York		New York		New York		New York
	New York		New York		Performance		Dividend		Dividend		AMT-Free
	Value		Value 2		Plus		Advantage		Advantage 2		Income
	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK	)	(NRK	)
Undistributed net tax-exempt income1	$867,960		$105,598		$2,514,605		$1,272,941		$695,125		$6,087,222
Undistributed net ordinary income2	1,596		11,119		15,032		203		1,961		54,691
Undistributed net long-term capital gains	—		—		—		—		—		—

1	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on September 2, 2014, and paid on October 1, 2014.
2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended September 30, 2014 was designated for purposes of the dividends paid deduction as follows:

					New York		New York		New York		New York
	New York		New York		Performance		Dividend		Dividend		AMT-Free
	Value		Value 2		Plus		Advantage		Advantage 2		Income
	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK	)	(NRK	)
Distributions from net tax-exempt income	$5,833,409		$1,557,788		$12,968,491		$8,274,258		$5,130,661		$74,135,766
Distributions from net ordinary income2	16,710		1,884		—		2,780		14,263		—
Distributions from net long-term capital gains	—		—		—		—		—		—

2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

As of September 30, 2014, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

					New York		New York		New York		New York
	New York		New York		Performance		Dividend		Dividend		AMT-Free
	Value		Value 2		Plus		Advantage		Advantage 2		Income
	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK	)	(NRK	)
Capital losses to be carried forward – not subject to expiration	$955,802		$590,041		$1,366,806		$1,152,216		$468,386		$16,049,781

86	Nuveen Investments

The Funds have elected to defer late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the current fiscal year. The Funds have elected to defer losses as follows:

					New York		New York		New York		New York
	New York		New York		Performance		Dividend		Dividend		AMT-Free
	Value		Value 2		Plus		Advantage		Advantage 2		Income
	(NNY	)	(NYV	)	(NNP	)	(NAN	)	(NXK	)	(NRK	)
Post-October capital losses3	$1,387,067		$217,064		$5,515,444		$964,636		$1,790,115		$17,517,224
Late-year ordinary losses4	—		—		—		—		—		—

3	Capital losses incurred from November 1, 2013 through September 30, 2014, the Funds’ last tax year end.
4	Ordinary losses incurred from January 1, 2014 through September 30, 2014, and specified losses incurred from November 1, 2013 through September 30, 2014.

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components — a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser and for New York Value (NNY) a gross interest income component. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

New York Value (NNY) pays an annual fund-level fee, payable monthly, of 0.15% of the average daily net assets* of the Fund, as well as 4.125% of the gross interest income (excluding interest on bonds underlying a “self-deposited inverse floater” trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) of the Fund.

The annual Fund-level fee, payable monthly, for each Fund is calculated according to the following schedules:

New York Performance Plus (NNP)
Average Daily Managed Assets*	Fund-Level Fee
For the first $125 million	0.4500%
For the next $125 million	0.4375
For the next $250 million	0.4250
For the next $500 million	0.4125
For the next $1 billion	0.4000
For the next $3 billion	0.3875
For managed assets over $5 billion	0.3750

New York Value 2 (NYV)
Average Daily Managed Assets*	Fund-Level Fee
For the first $125 million	0.4000%
For the next $125 million	0.3875
For the next $250 million	0.3750
For the next $500 million	0.3625
For the next $1 billion	0.3500
For managed assets over $2 billion	0.3375

New York Dividend Advantage (NAN)
New York Dividend Advantage 2 (NXK)
New York AMT-Free Income (NRK)
Average Daily Managed Assets*	Fund-Level Fee
For the first $125 million	0.4500%
For the next $125 million	0.4375
For the next $250 million	0.4250
For the next $500 million	0.4125
For the next $1 billion	0.4000
For managed assets over $2 billion	0.3750

Nuveen Investments	87

Notes to Financial Statements (Unaudited) (continued)

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of March 31, 2015, the complex-level fee for each of each Fund was 0.1635%.

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

8. Subsequent Events

Fund Reorganizations
On May 18, 2015, the Reorganizations were approved by shareholders. Subject to the satisfaction of certain customary closing conditions, the Reorganizations are expected to close prior to the opening of the NYSE on June 8, 2015.

88	Nuveen Investments

Additional Fund Information (Unaudited)

Board of Directors/Trustees
William Adams IV*	Jack B. Evans	William C. Hunter	David J. Kundert	John K. Nelson	William J. Schneider
Thomas S. Schreier, Jr.*	Judith M. Stockdale	Carole E. Stone	Virginia L. Stringer	Terence J. Toth

* Interested Board Member.

Fund Manager	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	& Trust Company	Chicago, IL 60603	KPMG LLP	State Street Bank
Chicago, IL 60606	Boston, MA 02111		Chicago, IL 60601	& Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC -0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase programs, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NNY	NYV	NNP	NAN	NXK	NRK
Common shares repurchased	—	—	—	2,500	100	—

FINRA BrokerCheck
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Nuveen Investments	89

Glossary of Terms Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.

■
Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Forward Interest Rate Swap: A contractual agreement between two counterparties under which one party agrees to make periodic payments to the other for an agreed period of time based on a fixed rate, while the other party agrees to make periodic payments based on a floating rate of interest based on an underlying index. Alternatively, both series of cashflows to be exchanged could be calculated using floating rates of interest but floating rates that are based upon different underlying indexes.

■
Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

■
Lipper New York Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

■
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

90	Nuveen Investments

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.

■
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.

■
S&P Municipal Bond New York Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade New York municipal bond market. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.

■
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Nuveen Investments	91

Reinvest Automatically, Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares. By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan. The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

92	Nuveen Investments

Notes

Nuveen Investments	93

Notes

94	Nuveen Investments

Notes

Nuveen Investments	95

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed approximately $233 billion as of March 31, 2015.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com

ESA-A-0315D 8089-INV-B-05/16

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New York Performance Plus Municipal Fund, Inc.

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: June 4, 2015

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: June 4, 2015